                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-7115
                      (Investment Company Act File Number)

                       Federated Total Return Series, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 9/30/04

               Date of Reporting Period: Fiscal year ended 9/30/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.23	$10.46	$10.31	$ 9.84	$9.77
Income From Investment Operations:
Net investment income	0.43	0.39	0.60	0.68	0.68
Net realized and unrealized gain (loss) on investments	(0.03)	(0.12)	0.23	0.47	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.40	0.27	0.83	1.15	0.76
Less Distributions:
Distributions from net investment income	(0.44)	(0.39)	(0.60)	(0.68)	(0.68)
Distributions from net realized gain on investments	(0.08)	(0.11)	(0.08)	--	(0.01)
TOTAL DISTRIBUTIONS	(0.52)	(0.50)	(0.68)	(0.68)	(0.69)
Net Asset Value, End of Period	$10.11	$10.23	$10.46	$10.31	$9.84
Total Return [1]	4.09%	2.62%	8.40%	12.03%	8.11%

Ratios to Average Net Assets:
Expenses	0.33%	0.31%	0.30%	0.30%	0.30%
Net investment income	4.23%	3.78%	5.82%	6.63%	7.07%
Expense waiver/reimbursement [2]	0.51%	0.51%	0.55%	0.67%	2.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$242,943	$309,572	$300,613	$139,737	$36,722
Portfolio turnover	86%	127%	105%	99%	66%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.23	$10.46	$10.31	$ 9.84	$9.77
Income From Investment Operations:
Net investment income	0.40	0.36	0.57	0.65	0.66
Net realized and unrealized gain (loss) on investments	(0.03)	(0.12)	0.23	0.47	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.37	0.24	0.80	1.12	0.73
Less Distributions:
Distributions from net investment income	(0.41)	(0.36)	(0.57)	(0.65)	(0.65)
Distributions from net realized gain on investments	(0.08)	(0.11)	(0.08)	--	(0.01)
TOTAL DISTRIBUTIONS	(0.49)	(0.47)	(0.65)	(0.65)	(0.66)
Net Asset Value, End of Period	$10.11	$10.23	$10.46	$10.31	$9.84
Total Return [1]	3.78%	2.31%	8.07%	11.69%	7.79%

Ratios to Average Net Assets:
Expenses	0.63%	0.61%	0.60%	0.60%	0.60%
Net investment income	3.93%	3.48%	5.53%	6.28%	6.72%
Expense waiver/reimbursement [2]	0.46%	0.46%	0.50%	0.62%	2.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$51,855	$48,632	$48,896	$33,261	$406
Portfolio turnover	86%	127%	105%	99%	66%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2004	Ending Account Value 9/30/2004	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,014.90	$1.61
Institutional Service Shares	$1,000	$1,013.40	$3.12
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.40	$1.62
Institutional Service Shares	$1,000	$1,021.90	$3.13

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.32%
Institutional Service Shares	0.62%

Management Discussion of Fund Performance

The Fund's total return 1 for the 12-month reporting period ended September 30, 2004 was 4.09% for the Institutional Shares and 3.78% for the Institutional Service Shares. The Lehman Brothers Mortgage-Backed Securities Index (LBMBS) 2 return was 4.36%. The unmanaged LBMBS return does not include cash flows, transaction costs or other expenses incurred by the Fund. The total return of the Lipper U.S. Mortgage Funds Category (LUSMFC) 3 was 3.35%.

Interest rates increased across the yield curve as the Federal Reserve Board initiated a series of rate hikes in order to move the federal funds target rate to a less accommodative stance. Two- and ten-year Treasurys yielded 2.61% and 4.12% at fiscal year end, increases of 1.15% and 0.19%, respectively. While rising rates negatively impact fixed-income security prices, the Fund's below benchmark duration stance--which made the fund less interest rate sensitive than the LBMBS--positively impacted performance. 4

Additionally, security selection made a positive contribution to performance. Mortgage prepayments are typically detrimental to Mortgage Backed Securities returns because the early return of principal reduces expected total return and proceeds must be reinvested at lower market yields. By thoroughly analyzing the risks of prepayments, securities with lower propensity to prepay were purchased, positively impacting Fund return.

1 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

2 The LBMBS is composed of all fixed securities mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The index is unmanaged, and unlike the fund is not affected by cashflows. It is not possible to invest directly in an index.

3 The LUSMFC represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in a mutual fund's performance.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter duration.

GROWTH OF A $100,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $100,000 1 in Federated Mortgage Fund (Institutional Shares) (the "Fund") from May 31, 1997 (start of performance) to September 30, 2004, compared to the Lehman Brothers Mortgage Backed Securities Index (LBMBS) 2 and the Lipper U.S. Mortgage Fund Category (LUSMFC). 3

Average Annual Total Returns for the Period Ended 9/30/2004
1 Year	4.09%
5 Years	7.00%
Start of Performance (5/31/1997)	7.04%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be higher or lower than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBS and the LUSMFC have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMBS returns do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. This index is unmanaged, and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index.

3 The LUSMFC represents the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Mortgage Fund (Institutional Service Shares) (the "Fund") from May 31, 1997 (start of performance) to September 30, 2004, compared to the Lehman Brothers Mortgage Backed Securities Index (LBMBS) 2 and the Lipper U.S. Mortgage Fund Category (LUSMFC). 3

Average Annual Total Returns for the Period Ended 9/30/2004
1 Year	3.78%
5 Years	6.68%
Start of Performance (5/31/1997)	6.72%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be higher or lower than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBS and the LUSMFC have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMBS returns do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged, and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index.

3 The LUSMFC represents the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

Portfolio of Investments Summary Table

At September 30, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
U.S. Government Agency Mortgage-Backed Securities	81.9%
Non-Agency Mortgage-Backed Securities	6.4%
Repurchase Agreements [3]	11.7%
TOTAL		100%

1 See the fund's prospectus for a more complete description of these types of investments.

2 Percentages are based on total investments, which are greater than the fund's total net assets.

3 Includes repurchase agreements: (1) purchased with proceeds received in dollar roll transactions (9.1%); and (2) covering when-issued and delayed delivery transactions (1.5%).

Portfolio of Investments

September 30, 2004

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--91.1%
		Federal Home Loan Mortgage Corporation--40.5%
$23,251,340		4.500%, 12/1/2014 - 5/1/2019	$23,193,280
45,729,375	[1]	5.000%, 11/1/2017 - 10/1/2034	45,684,798
32,344,336		5.500%, 12/1/2033 - 6/1/2034	32,852,140
7,986,488		6.000%, 10/1/2032	8,270,168
6,709,715		7.000%, 3/1/2017 - 10/1/2032	7,115,479
1,775,352		7.500%, 1/1/2027 - 2/1/2031	1,907,794
274,227		8.000%, 3/1/2031	295,970
		TOTAL	119,319,629
		Federal National Mortgage Association--45.5%
5,530,947		4.500%, 11/1/2018	5,525,637
18,117,852		5.000%, 4/1/2018 - 7/1/2033	18,358,389
43,176,961	[1]	5.500%, 10/1/2019 - 4/1/2034	44,079,940
27,268,003	[1]	6.000%, 7/1/2033 - 10/1/2034	28,217,625
28,260,032		6.500%, 2/1/2014 - 2/1/2033	29,670,972
7,656,548		7.000%, 6/1/2016 - 7/1/2032	8,128,456
256,906		7.500%, 4/1/2015 - 12/1/2031	274,796
70,466		8.000%, 12/1/2026	76,574
		TOTAL	134,332,389
		Government National Mortgage Association--5.1%
5,966,340		5.000%, 5/15/2034 - 6/15/2034	5,940,801
6,734,890		5.500%, 1/15/2034 - 2/15/2034	6,856,712
524,221		7.000%, 9/15/2028 - 11/15/2031	558,774
321,385		7.500%, 7/15/2030	346,164
1,196,913		8.000%, 10/15/2030 - 11/15/2030	1,303,175
		TOTAL	15,005,626
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $264,916,531)	268,657,644
		COLLATERALIZED MORTGAGE OBLIGATIONS-7.6%
		Federal Home Loan Mortgage Corporation--0.4%
324,671		0.000%, 4/1/2028, REMIC (Series 197 - PO)	274,045
13,485,444		4.500%, 8/15/2011, REMIC (Series 2706 - IO)	827,332
		TOTAL	1,101,377
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS-continued
		Federal National Mortgage Association--0.0%
$189,251		6.000%, 10/25/2028, REMIC (Series 2001-33 - IC)	$924
401,535		6.500%, 3/1/2032, REMIC (Series 321 - 2)	79,307
		TOTAL	80,231
		Non-Agency Mortgage--7.2%
2,080,334		ABN AMRO Mortgage Corp. 2003-7, Class A3, 4.500%, 7/25/2018	2,060,702
2,824,490		CHASE Mortgage Finance Corp. 2003-S11, Class 1A1, 5.000%, 10/25/2033	2,786,811
2,917,100		CHASE Mortgage Finance Corp. 2003-S14, Class 1A1, 5.000%, 1/25/2034	2,867,859
2,278,140		CHASE Mortgage Finance Corp. 2003-S15, Class 1A3, 6.000%, 1/25/2034	2,331,972
3,004	[2,3]	Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	2,967
148,432	[2,3]	Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	138,041
1,410,928		Master Asset Securitization Trust 2003-9, Class 1A1, 5.000%, 10/25/2018	1,428,465
3,033,779		Master Asset Securitization Trust 2003-8, Class 1A1, 5.500%, 9/25/2033	3,042,486
1,353,323		Master Asset Securitization Trust 2003-8, Class 2A1, 4.500%, 9/25/2018	1,335,662
774,333	[2,3]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.323%, 12/25/2027	240
40,887		Structured Asset Securities Corp. 2001-8A, Class 1A1, 8.000%, 5/25/2031	41,542
2,448,743		Washington Mutual 2003-S6, Class 2A3, 4.750%, 7/25/2018	2,449,576
2,644,234		Wells Fargo Mortgage Backed Securities Trust 2003-18, Class A1, 5.500%, 12/25/2033	2,645,953
		TOTAL	21,132,276
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $24,059,022)	22,313,884
		ASSET-BACKED SECURITIES--0.0%
		Home Equity Loan--0.0%
77,854		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.950%, 3/25/2015 (IDENTIFIED COST $77,735)	79,563
Principal Amount			Value
		REPURCHASE AGREEMENTS--13.1%
$17,000,000	[4,5]	Interest in $96,500,000 joint repurchase agreement with Goldman Sachs & Co., 1.730%, dated 9/15/2004 to be repurchased at $17,023,691 on 10/14/2004, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2043, collateral market value $99,471,424	$17,000,000
13,000,000	[4,5]	Interest in $13,000,000 joint repurchase agreement with UBS Securities LLC, 1.750%, dated 9/20/2004 to be repurchased at $13,018,326 on 10/19/2004, collateralized by a U.S. Government Agency Obligation maturing 10/1/2034, collateral market value $13,262,915	13,000,000
8,554,000		Interest in $1,800,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.910%, dated 9/30/2004 to be repurchased at $8,554,454 on 10/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034, collateral market value $1,836,004,918	8,554,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	38,554,000
		TOTAL INVESTMENTS--111.8% (IDENTIFIED COST $327,607,288) [6]	329,605,091
		OTHER ASSETS AND LIABILITIES - NET--(11.8)%	(34,807,203)
		TOTAL NET ASSETS--100%	$294,797,888

1 All or a portion of these securities are subject to dollar roll transactions.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2004, these securities amounted to $141,248 which represents 0.05% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At September 30, 2004, these securities amounted to $141,248 which represents 0.05% of total net assets.

4 Security held as collateral for dollar roll transactions.

5 Although final maturity falls beyond seven days, at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

6 The cost of investments for federal tax purposes amounts to $327,607,288.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2004

Assets:
Investments in securities	$291,051,091
Investments in repurchase agreements	38,554,000
Total investments in securities, at value (identified cost $327,607,288)		$329,605,091
Cash		908
Income receivable		1,193,084
Receivable for shares sold		136,782
TOTAL ASSETS		330,935,865
Liabilities:
Payable for investments purchased	$4,481,379
Payable for shares redeemed	285,255
Income distribution payable	515,590
Payable for dollar roll transactions	30,798,008
Payable for distribution services fee (Note 5)	2,103
Payable for shareholder services fee (Note 5)	10,516
Payable for Director's/Trustee's fees	111
Accrued expenses	45,015
TOTAL LIABILITIES		36,137,977
Net assets for 29,165,277 shares outstanding		$294,797,888
Net Assets Consist of:
Paid-in capital		$297,841,433
Net unrealized appreciation of investments		1,997,803
Accumulated net realized loss on investments		(4,526,953)
Distributions in excess of net investment income		(514,395)
TOTAL NET ASSETS		$294,797,888
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
($242,943,260 ÷ 24,035,166 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$10.11
Institutional Service Shares:
($51,854,628 ÷ 5,130,111 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$10.11

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2004

Investment Income:
Interest (net of dollar roll expense of $1,087,563 and including income on securities loaned of $111)			$14,567,445
Dividends (received from affiliated issuers) (Note 5)			15,233
TOTAL INCOME			14,582,678
Expenses:
Investment adviser fee (Note 5)		$1,279,688
Administrative personnel and services fee (Note 5)		254,557
Custodian fees		25,361
Transfer and dividend disbursing agent fees and expenses (Note 5)		80,023
Directors'/Trustees' fees		5,804
Auditing fees		17,927
Legal fees		5,869
Portfolio accounting fees (Note 5)		93,681
Distribution services fee--Institutional Service Shares (Note 5)		123,465
Shareholder services fee--Institutional Shares (Note 5)		676,339
Shareholder services fee--Institutional Service Shares (Note 5)		123,465
Share registration costs		52,012
Printing and postage		25,187
Insurance premiums		9,274
Taxes		24,673
Miscellaneous		3,059
TOTAL EXPENSES		2,800,384
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(794,928)
Waiver of administrative personnel and services fee	(11,075)
Waiver of transfer and dividend disbursing agent fees and expenses	(17,505)
Waiver of distribution services fee--Institutional Service Shares	(98,772)
Waiver of shareholder services fee--Institutional Shares	(676,339)
TOTAL WAIVERS		(1,598,619)
Net expenses			1,201,765
Net investment income			13,380,913
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(4,526,953)
Net change in unrealized depreciation of investments			2,937,421
Net realized and unrealized loss on investments			(1,589,532)
Change in net assets resulting from operations			$11,791,381

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,380,913	$13,897,013
Net realized gain (loss) on investments	(4,526,953)	2,914,391
Net change in unrealized appreciation/depreciation of investments	2,937,421	(7,650,570)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,791,381	9,160,834
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,835,444)	(12,118,649)
Institutional Service Shares	(2,024,179)	(1,707,141)
Distributions from net realized gain on investments
Institutional Shares	(2,342,722)	(3,124,615)
Institutional Service Shares	(391,532)	(477,221)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,593,877)	(17,427,626)
Share Transactions:
Proceeds from sale of shares	87,441,093	224,053,778
Net asset value of shares issued to shareholders in payment of distributions declared	8,845,620	8,600,423
Cost of shares redeemed	(154,890,621)	(215,691,287)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(58,603,908)	16,962,914
Change in net assets	(63,406,404)	8,696,122
Net Assets:
Beginning of period	358,204,292	349,508,170
End of period (including distributions in excess of net investment income of $(514,395) and $(35,723), respectively)	$294,797,888	$358,204,292

See Notes which are an integral part of the Financial Statements

Statement of Cash Flows

For the Year Ended September 30, 2004

Increase (Decrease) in Cash
Cash Flows From Operating Activities:
Change in net assets resulting from operations	$11,791,381
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Provided by Operating Activities:
Purchase of investment securities	(1,053,225,555)
Paydowns on investment securities	78,817,714
Realized loss on paydowns	2,529,470
Proceeds from sale of investment securities	1,028,946,580
Net sales of short-term investment securities	59,946,619
Decrease in income receivable	204,398
Increase in payable for accrued expenses	13,697
Decrease in payable for investments purchased	(606,659)
Net realized loss on investments	4,526,953
Net amortization/accretion of premium/discount	1,089,562
Net unrealized appreciation on investments	(2,937,421)
NET CASH PROVIDED BY OPERATING ACTIVITIES	131,096,739
Cash Flows From Financing Activities:
Cash received for dollar roll transactions, net	(54,709,544)
Proceeds from sale of shares	87,523,569
Cash distributions paid	(7,830,593)
Payment for shares redeemed	(156,124,319)
NET CASH USED IN FINANCING ACTIVITIES	(131,140,887)
NET DECREASE IN CASH	(44,148)
Cash:
Beginning of period	45,056
End of period	$908

Supplemental disclosure of cash flows information: Non-cash financing not included herein consists of reinvestment of dividends and distributions of $8,845,620.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2004

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities and other fixed-income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBA securities on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2004 is as follows:

Security	Acquisition Date	Acquisition Cost
Salomon Brothers Mortgage Securities VII 1999-4, 2.323%, 12/25/2027	6/11/1999	$248,691

Dollar Roll Transactions

The Fund enters into dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the year ended September 30, 2004, was as follows:

Maximum amount outstanding during the period	$96,360,620
Average amount outstanding during the period [1]	$67,869,727
Average shares outstanding during the period	31,692,762
Average debt per shares outstanding during the period	$2.14

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the year ended September 30, 2004.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2004, the Fund had no outstanding securities on loan.

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Fund's Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount reported as cash in the Fund's Statement of Assets and Liabilities and represents cash on hand in its custodian bank account and does not include any short-term investments at September 30, 2004.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended September 30	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,892,406	$69,529,405	19,087,363	$196,812,903
Shares issued to shareholders in payment of distributions declared	768,312	7,758,166	727,750	7,500,728
Shares redeemed	(13,872,017)	(139,763,740)	(18,301,271)	(188,198,951)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(6,211,299)	$(62,476,169)	1,513,842	$16,114,680

Year Ended September 30	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,770,388	$17,911,688	2,645,747	$27,240,875
Shares issued to shareholders in payment of distributions declared	107,715	1,087,454	106,662	1,099,695
Shares redeemed	(1,499,545)	(15,126,881)	(2,674,265)	(27,492,336)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	378,558	$3,872,261	78,144	$848,234
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,832,741)	$(58,603,908)	1,591,986	$16,962,914

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities.

For the year ended September 30, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Distributions in Excess of Net Investment Income	Accumulated Net Realized Losses
$(39)	$38	$1

Net investment income(loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2004 and September 30, 2003, were as follows:

	2004	2003
Ordinary income [1]	$15,693,886	$17,042,671
Long-term capital gains	$899,991	$384,955

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation/depreciation	$1,997,803
Capital loss carryforward	$61,009

At September 30, 2004, the cost of investments for federal tax purposes was $327,607,288. The net unrealized appreciation of investments for federal tax purposes was $1,997,803. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,394,672 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,396,869.

At September 30, 2004, the Fund had a capital loss carryforward of $61,009 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2012.

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2004, for federal income tax purposes, post October losses of $4,465,944 were deferred to October 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned by the Fund are recorded as income in the accompanying financial statements and totaled $15,233 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ( FServ) provided the Fund with Administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended September 30, 2004, the fees paid to FAS and FServ were $221,002 and $22,480, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $58,383, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $24,891, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended September 30, 2004, were as follows:

Purchases	$20,658,187
Sales	$1,557,395

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits, now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended September 30, 2004, the amount of long-term capital gain designated by the Fund was $899,991.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED MORTGAGE FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mortgage Fund (the "Fund") as of September 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2004, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 19, 2004

Board of Directors and Corporation Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Corporation comprised four portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term; The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1993	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania, Passport Research, Ltd. and Passport Research II, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Anderson Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Mortgage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428Q887
Cusip 31428Q804

29311 (11/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2004

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended 9/30/2004	Period Ended 9/30/2003	[1]
Net Asset Value, Beginning of Period	$1.90	$1.92
Income From Investment Operations:
Net investment income	0.04	0.05
Net realized and unrealized loss on investments, options and futures contracts	(0.03)	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.01	0.03
Less Distributions:
Distributions from net investment income	(0.04)	(0.05)
Net Asset Value, End of Period	$1.87	$1.90
Total Return [2]	0.68%	1.23%

Ratios to Average Net Assets:
Expenses	0.90%	0.90	% [3]
Net investment income	2.34%	2.53	% [3]
Expense waiver/reimbursement [4]	0.40%	0.37	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$340,610	$432,352
Portfolio turnover	39%	63%

1 Reflects operations for the period from October 11, 2002 (date of initial public investment) to September 30, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2004	Ending Account Value 9/30/2004	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,000.90	$4.50
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.50	$4.55

1 Expenses are equal to the Fund's annualized expense ratio of 0.90% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Management's Discussion of Fund Performance

This report covers Federated Ultrashort Bond Fund's fiscal year performance period from October 1, 2003 through September 30, 2004.

During the period, Federated Ultrashort Bond Fund's Class A Shares produced a total return of 0.68%, based on net asset value. 1 The Merrill Lynch 1-Year Treasury Note Index, a comparative broad-based market index tracking 1-year U.S. Government securities, returned 0.89%. 2 By comparison, the 9-month LIBOR rate, 3 which is often used as a proxy for a mid-investment grade level (single A), credit sensitive interest rate, averaged 1.57% during the same period. Its peer group, as measured by the Lipper Ultrashort Debt Funds category, averaged a return of 1.27%. NAV moved from $1.90 at the beginning of the period to $1.87 at the close of the period.

Corporate securities accounted for 34% of the portfolio as of September 30, 2004, which was also the portion of the portfolio allocated to asset-backed securities (ABS). A move toward greater use of corporates was initiated in 2003 in response to improving economic conditions. Credit sensitive securities like corporates tend to outperform higher-quality securities of similar duration during economic expansions, and the greater emphasis on corporates had a positive impact on performance. ABS, being a generally higher quality asset class, was de-emphasized somewhat in the portfolio, although the ABS sector also performed well relative to government securities of like duration. Mortgages, which accounted for 15% of the portfolio at year-end, also performed better than short duration governments, though higher-than-anticipated prepayments on both mortgages and amortizing ABS negated some of the coupon advantage generated by these instruments. The remainder of the portfolio at September 30, 2004 was accounted for by government securities at 3% and cash equivalents at 14%. 4

1 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

2 Merrill Lynch 1-year Treasury Index is an unmanaged index tracking U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made directly in an index.

3 LIBOR (London Interbank Offered Rate) is the rate banks charge each other on short-term money. The average periodic rate on 9-month LIBOR is calculated as the average of all daily 9-month LIBOR settings during the period under review, adjusted for the length of the period. Note that this figure does not represent the actual return on an investment made in an instrument having a rate equal to 9-month LIBOR on the initial day of the period under review and re-invested at the end of nine months (again at a rate equal to the then-prevailing 9-month LIBOR rate) for a further three-month period.

4 Since the broad-based market index used by FUSBF is comprised of only a single asset class (i.e., a 1-year Treasury note), relative performance comparisons for FUSBF component asset classes are based on a set of four Merrill Lynch short-term indices for corporate, asset-backed, mortgage-backed and government securities. Such comparisons do not represent the actual performance of each of the sector components of FUSBF.

Duration, which is a general measure of the fund's sensitivity to interest rate movements, stood at 0.50 years at period-end. This duration psoture reflected fund management's belief that the next significant move in interest rates would more likely be an upward one. This posture had a positive impact on performance, as short-term yields increased during the period under review (the yield on the constant maturity 1-year Treasury Note increased from 1.13% to 2.21%). Once again however, the use of amortizing securities, which provide a higher current yield, mitigated the effectiveness of the fund's duration positioning to some extent due to their negative convexity. (In very general terms, negative convexity is the propensity for amortizing securities to prepay faster when interest rates decline and to prepay more slowly when rates go up. This prepayment tendency, in turn affects the price behavior of amortizing securities, causing their price to go up less than like duration non-amortizing securities such as Treasuries when rates decline, and down more when rates go up.)

In terms of credit quality, the highest percentage of fund assets remains in AAA-rated securities--46% at the end of the period. BBB-rated securities accounted for 13% of assets and noninvestment-grade securities comprised less than 1%. Management has utilized a greater percentage of lower investment grade rated corporate securities in an effort to take some advantage of an improving economy. The general credit quality of the portfolio however, remains solidly investment grade, averaging "double-A" at period-end. Actual "AA" rated securities accounted for 8% of assets, with "A" rated securities at 18% of the portfolio, and cash equivalents comprising the remaining 14%.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The Fund's Class A Shares commenced operation on October 11, 2002. The Fund offers two other classes of shares, Institutional Shares and Institutional Service Shares. For the period prior to the commencement of operations of the Class A Shares, the performance information shown is for the Fund's Institutional Service Shares, adjusted to reflect the sales charges (for maximum offering price performance) and expenses of the Class A Shares. The graph below illustrates the hypothetical investment of $10,000 1 in Federated Ultrashort Bond Fund (Class A Shares) (the "Fund") from May 31, 1997 (start of performance) to September 30, 2004 compared to the Merrill Lynch 1-Year Treasury Note Index (ML1T). 2

Average Annual Total Return for the Period Ended 9/30/2004 [3]
1 Year	(1.39)%
5 Years	2.63%
Start of Performance (5/31/1997)	3.67%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge=$9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1T has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML1T is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments Summary Tables

At September 30, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
Corporate Securities - Industrial/Other	24.3%
Corporate Securities - Bank/Finance	9.4%
Mortgage-Backed Securities	14.3%
Asset-Backed Securities - Automobile	16.0%
Asset-Backed Securities - Credit Card	4.7%
Asset-Backed Securities - Home Equity	8.4%
Asset-Backed Securities - Manufactured Housing	0.8%
Asset-Backed Securities - Other	4.0%
U.S. Treasury/U.S. Government Agency Securities	3.0%
Cash Equivalents/Other	15.1%
TOTAL		100.0%

At September 30, 2004, the fund's credit-quality ratings composition 3 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	45.3%	Aaa	42.7%
AA	3.6%	Aa	7.3%
A	20.8%	A	19.3%
BBB	12.8%	Baa	10.3%
BB	0.3%	Ba	0.3%
B	0.2%	B	0.2%
CCC	0.1%	Caa	0.1%
Not rated by S&P	16.9%	Not rated by Moody's	19.8%
TOTAL	100.0%	TOTAL	100.0%

1 See the fund's prospectus for a more complete description of these types of investments.

2 Percentages are based on total investments, which may differ from total net assets.

3 These tables depict the long-term, credit-quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. The tables also reflect both the fund's direct holdings and the fund's pro-rata share of holdings in other investment companies managed by the fund's adviser (or its affiliates), although the shares of these other investment companies held by the fund might not be rated. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund's Statement of Additional Information.

Each table depicts the long-term, credit-quality ratings as assigned only by the NRSROs identified in the table. Of the portfolio's total investments, 13.5% has not received a long-term rating by either of these NRSROs.

Portfolio of Investments

September 30, 2004

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--3.3%
		Federal National Mortgage Association--3.3%
$19,636,103		FNMA ARM 544848, 3.406%, 4/01/2030	$19,998,193
8,304,935		FNMA ARM 544872, 3.611%, 7/01/2034	8,503,506
3,884,093		FNMA ARM 556379, 2.781%, 5/01/2040	3,944,491
11,098,087		FNMA ARM 618128, 2.958%, 8/01/2033	11,322,047
1,210,365		FNMA ARM 638822, 5.008%, 6/01/2032	1,241,217
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $44,778,306)	45,009,454
		ASSET-BACKED SECURITIES--34.3%
		Auto Receivables--16.2%
5,724,520		Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	5,820,898
2,716,584		Americredit Automobile Receivables Trust 2002-A, Class A3, 1.886%, 10/12/2006	2,718,462
2,000,000		Americredit Automobile Receivables Trust 2004-1, Class A3, 3.220%, 7/6/2008	2,009,058
1,073,800		BMW Vehicle Owner Trust 2002-A, Class A3, 3.80%, 5/25/2006	1,076,645
2,000,000		BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%, 3/25/2008	1,998,580
4,500,000		Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007	4,455,892
6,373,939		Capital One Auto Finance Trust 2002-B, Class A3A, 2.71%, 10/16/2006	6,391,990
5,000,000		Capital One Auto Finance Trust 2004-B, Class A3, 2.96%, 7/15/2008	5,000,000
4,454,991		Carmax Auto Owner Trust 2002-1, Class A3, 3.59%, 6/15/2006	4,470,227
2,812,477		Chase Manhattan Auto Owner Trust 2002-B, Class A3, 3.58%, 5/15/2006	2,818,664
4,000,000		Chase Manhattan Auto Owner Trust 2003-B, Class A3, 1.820%, 7/16/2007	3,982,440
8,000,000		DaimlerChrysler Auto Trust 2004-A, Class A2, 1.41%, 11/8/2006	7,971,720
15,000,000		DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.82%, 5/15/2007	15,010,800
4,432,733	[1]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	4,456,980
346,441	[1]	First Tennessee Financial Auto Securitization Trust 2002-A, Class B, 4.05%, 7/15/2008	348,280
6,910,951		Ford Credit Auto Owner Trust 2002-C, Class A3, 3.38%, 12/15/2005	6,923,322
1,144,858		Harley-Davidson Motorcycle Trust 2001-2, Class B, 4.51%, 6/15/2009	1,158,275
1,334,786		Harley-Davidson Motorcycle Trust 2001-3, Class B, 3.720%, 10/15/2009	1,339,044
2,801,193		Harley-Davidson Motorcycle Trust 2003-4, Class A1, 1.47%, 4/15/2008	2,789,426
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$1,833,286		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	$1,802,193
4,922,032		Harley-Davidson Motorcycle Trust 2004-3, Class B, 2.860%, 5/15/2012	4,915,535
338,246		Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.50%, 10/17/2005	338,493
2,415,391		Honda Auto Receivables Owner Trust 2002-2, Class A3, 3.83%, 2/15/2006	2,420,391
6,500,000		Honda Auto Receivables Owner Trust 2003-4, Class A3, 2.190%, 5/15/2007	6,483,880
1,517,682		Household Automotive Trust 2001-3, Class A3, 3.68%, 4/17/2006	1,520,140
8,000,000		Household Automotive Trust 2004-1, Class A3, 3.30%, 5/18/2009	8,049,120
11,866,547	[1,2]	Hyundai Auto Receivables Trust 2002-A, Class A3, 2.80%, 2/15/2007	11,899,490
6,968,910	[1,2]	Long Beach Auto Receivables Trust 2004-A, Class A1, 1.503%, 9/15/2008	6,933,577
1,396,014		M&I Auto Loan Trust 2001-1, Class A4, 4.97%, 3/20/2007	1,402,310
6,910,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	6,986,977
7,005,174		M&I Auto Loan Trust 2003-1, Class A2, 1.60%, 7/20/2006	6,995,647
1,383,616		MMCA Automobile Trust 2000-2, Class B, 7.42%, 8/15/2005	1,386,070
1,674,241		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	1,683,699
5,107,942		Morgan Stanley Auto Loan Trust 2003-HB1, Class A1, 1.46%, 7/16/2007	5,078,756
5,000,000		National City Auto Receivables Trust 2004-A, Class A2, 1.50%, 2/15/2007	4,985,977
935,626		Navistar Financial Corp. Owner Trust 2002-A, Class A3, 4.09%, 7/17/2006	936,496
842,120		Navistar Financial Corp. Owner Trust 2002-A, Class B, 4.95%, 4/15/2009	854,853
7,000,000		Navistar Financial Corp. Owner Trust 2004-A, Class A3, 2.01%, 8/15/2008	6,922,720
4,000,000		Nissan Auto Receivables Owner Trust 2004-A, Class A3, 2.010%, 11/15/2007	3,971,560
888,854		Onyx Acceptance Auto Owner Trust 2002-B, Class A3, 3.94%, 6/15/2006	890,658
8,000,000		Onyx Acceptance Auto Owner Trust 2004-C, Class A2, 2.390%, 9/25/2007	7,996,240
3,402,735		Toyota Auto Receivables Owner Trust 2002-B, Class A3, 3.76%, 6/15/2006	3,414,883
7,974,532		Toyota Auto Receivables Owner Trust 2003-A, Class A, 1.78%, 3/15/2007	7,980,832
7,500,000		USAA Auto Owner Trust 2004-1, Class A2, 1.43%, 9/15/2006	7,470,450
8,000,000		Volkswagen Auto Lease Trust 2004-A, Class A4A, 3.090%, 8/20/2010	7,993,600
5,308,275		WFS Financial Owner Trust 2002-2, Class A3, 3.81%, 2/20/2007	5,336,940
10,000,000		WFS Financial Owner Trust 2003-1, Class A4, 2.74%, 9/20/2010	9,964,900
2,250,000		Whole Auto Loan Trust 2003-1, Class A3B, 1.99%, 5/15/2007	2,240,045
4,815,547		World Omni Automobile Receivables Trust 2002-A, Class A3, 3.40%, 7/17/2006	4,828,405
		TOTAL	224,425,540
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--4.8%
$4,000,000		ARRAN Master Trust 2000-C, Class C, 2.76%, 9/15/2007	$4,012,560
8,000,000		American Express Credit Account Master Trust 2004-5, Class A, 1.922%, 4/15/2012	8,015,120
5,000,000		Bank One Issuance Trust 2004-A2, Class A2, 1.79%, 10/15/2009	5,003,750
7,000,000		Capital One Multi Asset Execution 2003-A6, Class A6, 2.95%, 8/17/2009	7,004,200
3,750,000		Citibank Credit Card Issuance Trust 2000-C2, Class C2, 2.25%, 10/15/2007	3,760,388
15,000,000		Citibank Credit Card Issuance Trust 2003-A2, Class A2, 2.70%, 1/15/2010	15,031,800
10,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 1.000%, 10/7/2013	10,000,000
4,000,000		Citibank Credit Card Master Trust 2002-C1, Class C1, 2.70%, 2/9/2009	4,036,240
4,000,000		MBNA Credit Card Master Note Trust 2001-C3, Class C3, 6.55%, 12/15/2008	4,229,120
3,000,000	[1,2]	MBNA Master Credit Card Trust 1999-M, Class C, 7.45%, 4/16/2007	3,019,590
2,500,000		MBNA Master Credit Card Trust 2000-D, Class B, 2.19%, 9/15/2009	2,515,525
		TOTAL	66,628,293
		Equipment Lease--0.7%
10,000,000		CNH Equipment Trust 2004-A, Class A3B, 2.95%, 10/15/2008	9,983,200
		Home Equity Loan--8.5%
50,000,000		ACE Securities Corp. 2002-HE1, Class AIO, 6.50%, 6/25/2032	327,500
265,363	[1]	AQ Finance NIM Trust 2002-N6, Class NOTE, 2.49%, 12/25/2007	267,684
12,300,000		American Business Financial Services 2002-2, Class AIO, 8.00%, 6/15/2033	197,292
1,901,370		Ameriquest Mortgage Securities, Inc. 2002-5, Class AV1, 2.36%, 12/25/2033	1,925,327
5,000,000		Ameriquest Mortgage Securities, Inc. 2004-IA1, Class A3, 2.4675%, 9/25/2034	5,045,050
19,874,692		Amortizing Residential Collateral Trust 2002-BC2, Class AIO, 6.00%, 4/25/2005	592,067
737,787		Amresco Residential Securities Mortgage Loan Trust 1998-2, Class A4, 6.445%, 4/25/2027	739,425
3,534,831	[1]	Asset Backed Funding Corp. NIM 2004-OPT 1, Class N1, 4.55%, 11/26/2033	3,519,854
10,901,943		Asset Backed Securities Corp. Home Equity Loan Trust 2002-HE2, Class AIO, 6.50%, 8/15/2032	57,562
13,170,874		Asset Backed Securities Corp. Home Equity Loan Trust 2002-HE3, Class 2AIO, 5.00%, 4/15/2005	305,564
464,973	[1]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	485,286
302,979	[1]	Bayview Financial Acquisition Trust 1998-1, Class MII1, 2.59%, 5/25/2029	292,105
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$8,499,872	[1]	Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	$27,888
770,062		Chase Funding Mortgage Loan Asset-Backed Certificates 2000-2, Class IIB, 3.64%, 5/25/2030	770,709
7,017,851		Chase Funding Mortgage Loan Asset-Backed Certificates 2002-3, Class 1A3, 3.55%, 12/25/2021	7,029,571
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6, Class 1A2, 2.727%, 3/25/2020	995,160
78,098		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	78,477
835		Conseco Finance 2000-B, Class AF3, 7.52%, 3/15/2020	852
3,053,598		Ditech Home Loan Owner Trust 1997-1, Class A4, 7.86%, 1/15/2024	3,062,514
3,541,459		Fifth Third Home Equity Loan Trust, Class A, 2.061%, 9/20/2023	3,538,913
4,233,487		First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class A3, 2.19%, 3/25/2034	4,249,405
1,922,727		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF1, Class A2, 2.08%, 11/25/2034	1,926,650
4,000,000		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF3, Class A2C, 2.32%, 5/25/2034	4,025,520
196,345	[1]	First Franklin NIM Trust 2002-FF2, Class NOTE, 8.11%, 9/25/2032	196,284
2,801,725	[1]	First Franklin NIM Trust 2004-FF1, Class N1, 4.00%, 11/25/2034	2,801,196
6,609,225	[1]	First Franklin NIM Trust 2004-FF7, Class A, 5.00%, 9/27/2034	6,623,699
770,112	[1]	First Franklin NIM Trust 2004-FFA, Class A, 5.00%, 3/27/2024	770,112
3,192,714		Impac CMB Trust 2001-4, Class A2, 2.41%, 12/25/2031	3,198,588
3,272,160		Impac CMB Trust 2002-7, Class A, 2.27%, 11/25/2032	3,293,985
5,941,010		Impac CMB Trust 2004-7, Class 1A2, 2.30%, 11/25/2034	5,949,268
220,438	[1]	Long Beach Asset Holdings Corp. 2003-2, Class N1, 7.627%, 4/25/2008	220,275
1,000,497	[1]	Long Beach Asset Holdings Corp. 2003-3, Class N1, 7.26%, 7/25/2033	1,008,920
977,091	[1]	Long Beach Asset Holdings Corp. 2003-4, Class N1, 6.535%, 8/25/2033	980,707
13,429,322	[1]	Long Beach Asset Holdings Corp. 2004-1, Class N1, 2.040%, 2/25/2009	13,439,613
5,725,762	[1]	Long Beach Asset Holdings Corp. 2004-5, Class A, 5.00%, 9/25/2034	5,738,301
868,070	[1]	Master Financial Asset Securitization Trust 1998-A, Class B1, 8.750%, 4/20/2029	868,617
673,865		Mellon Bank Home Equity Installment Loan 1997-1, Class A4, 6.84%, 7/25/2012	674,384
778,536		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	795,625
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$109,415	[1]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	$22,977
925,746		Option One Mortgage Securities Inc 2003-5, Class NOTE, 6.90%, 7/26/2033	930,736
10,354,467	[1]	Quest Trust 2004 - X1, Class A, 2.17%, 3/25/2034	10,357,677
31,059,500		Residential Asset Mortgage Products, Inc. 2002-RS3, Class AIIO, 2.00%, 12/25/2004	111,504
36,000,000		Residential Asset Mortgage Products, Inc. 2002-RZ2, Class AIO, 5.00%, 11/25/2004	151,560
7,600,000		Residential Asset Mortgage Products, Inc. 2003-RS10, Class AI2, 3.12%, 5/25/2025	7,535,780
400,907		Residential Asset Mortgage Products, Inc. 2003-RZ1, Class AI2, 2.81%, 10/25/2025	400,655
43,999,820		Residential Asset Mortgage Products, Inc. 2003-RZ1, Class AIO, 5.75%, 7/25/2005	1,545,274
9,324,816		Residential Asset Securitization Trust 2003-KS6, Class A2, 2.14%, 8/25/2033	9,323,790
12,500,000		Residential Funding Mortgage Securities II 2002-HI3, Class AIO, 11.00%, 12/25/2004	142,875
10,330,508		Residential Funding Mortgage Securities II 2002-HS2, Class AIO, 7.00%, 12/25/2004	115,082
1,084,082		Saxon Net Interest Margin Trust, Class A, 6.656%, 8/26/2033	1,083,746
21,539,125		Structured Asset Securities Corp. 2002-23XS, Class AIO, 5.00%, 10/25/2004	16,154
23,293,075		Structured Asset Securities Corp. 2002-HF1, Class AIO, 6.00%, 5/25/2005	552,046
12,480,590		Structured Asset Securities Corp. 2003-3XS, Class AIO, 5.00%, 3/25/2033	155,633
		TOTAL	118,465,438
		Manufactured Housing--0.8%
97,335		Green Tree Financial Corp. 1993-4, Class B1, 7.20%, 1/15/2019	97,642
75,791		Green Tree Financial Corp. 1994-7, Class A6, 8.95%, 3/15/2020	77,397
2,008,344		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	2,069,538
7,602,326		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	7,893,343
196,889		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	193,138
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 4.29625%, 6/7/2016	500,310
		TOTAL	10,831,368
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Other--1.7%
$1,211,755	[1]	ACAS Business Loan Trust 2003-1A, Class A, 2.361%, 4/20/2014	$1,212,361
9,000,000		CIT Equipment Collateral 2004-VT1, Class A3, 2.20%, 3/20/2008	8,932,825
46,401,542		Conseco Recreational Enthusiast Consumer Trust 2001-A, Class AIO, 5.00%, 8/15/2025	34,801
1,237,702	[1]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	1,252,326
6,007,007		John Deere Owner Trust 2003-A, Class A2, 1.310%, 1/17/2006	6,004,574
3,500,000		Mellon Bank Premium Finance Loan Master Trust 2002-1, Class A, 2.18%, 12/17/2007	3,504,445
3,000,000		Mellon Bank Premium Finance Loan Master Trust (Series 2004-1 Class C), Class C, 2.65%, 6/15/2009	3,003,330
		TOTAL	23,944,662
		Rate Reduction Bond--1.6%
9,639,358		Atlantic City Electric Transition Funding 2002-1, Class A1, 2.89%, 7/20/2010	9,646,684
1,937,064		CPL Transition Funding LLC 2002-1, Class A1, 3.54%, 1/15/2007	1,946,265
3,666,529		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	3,816,233
7,034,982		Peco Energy Transition Trust 1999-A, Class A4, 5.80%, 3/1/2007	7,142,687
		TOTAL	22,551,869
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $477,698,222)	476,830,370
		GOVERNMENT AGENCIES--1.5%
		Federal Home Loan Mortgage Corporation--0.4%
5,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 3.25%, 11/15/2004	5,008,950
		Federal National Mortgage Association--1.1%
16,000,000		Federal National Mortgage Association, Unsecd. Note, 2.50%, 6/15/2006	15,941,760
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $20,928,691)	20,950,710
		CORPORATE BONDS--33.7%
		Basic Industries - Chemicals--0.3%
4,300,000		Praxair, Inc., 2.75%, 6/15/2008	4,175,773
		Basic Industries - Paper--0.0%
150,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	152,028
		Capital Goods - Aerospace & Defense--0.7%
2,250,000		Boeing Capital Corp., 5.65%, 5/15/2006	2,348,663
7,500,000		General Dynamics Corp., 2.125%, 5/15/2006	7,429,725
		TOTAL	9,778,388
		Capital Goods - Diversified Manufacturing--0.2%
3,000,000	[1,2]	Tyco International Group SA Participation Certificate Trust, Note, 4.436%, 6/15/2007	3,067,638
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Environmental--0.4%
$5,000,000		Waste Management Inc., Note, 7.00%, 10/15/2006	$5,366,750
		Communications - Media & Cable--0.4%
3,750,000		Comcast Corp., 6.375%, 1/30/2006	3,920,925
2,000,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	2,112,420
		TOTAL	6,033,345
		Communications - Media Noncable--1.4%
7,000,000		Clear Channel Communications, Inc., 3.125%, 2/1/2007	6,899,963
7,700,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	8,116,724
4,000,000		Univision Communications, Inc., Unsecd. Note, 2.875%, 10/15/2006	3,958,628
		TOTAL	18,975,315
		Communications - Telecom Wireless--1.4%
7,500,000		AT&T Wireless Services, Inc., 6.875%, 4/18/2005	7,666,950
2,000,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	2,282,680
10,000,000	[1,2]	Verizon Wireless, Inc., 1.81%, 5/23/2005	9,996,810
		TOTAL	19,946,440
		Communications - Telecom Wirelines--1.8%
2,762,000		Citizens Communications Co., Note, 8.50%, 5/15/2006	2,976,055
7,000,000		GTE North, Inc., Sr. Deb., 6.40%, 2/15/2005	7,097,860
7,250,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	7,571,030
2,600,000		Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	2,753,611
4,600,000		Telefonos de Mexico, 8.25%, 1/26/2006	4,916,885
		TOTAL	25,315,441
		Consumer Cyclical - Automotive--2.6%
5,600,000		American Honda Finance Corp., 3.85%, 11/6/2008	5,652,976
3,000,000		DaimlerChrysler North America Holding Corp., 7.75%, 6/15/2005	3,108,090
5,000,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 7.40%, 1/20/2005	5,074,900
5,000,000		Ford Motor Credit Co., 2.79%, 9/28/2007	5,002,550
6,330,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	6,436,154
5,000,000		General Motors Acceptance Corp., Floating Rate Note, 2.88%, 10/20/2005	5,009,400
500,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	522,045
5,000,000	[1,2]	VW Credit, Inc., 1.88%, 7/21/2005	5,011,600
		TOTAL	35,817,715
		Consumer Cyclical - Entertainment--1.0%
7,000,000		AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	7,318,640
7,000,000		Viacom, Inc., Sr. Note, 7.75%, 6/1/2005	7,240,240
		TOTAL	14,558,880
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Retailers--2.2%
$9,100,000		CVS Corp., 5.625%, 3/15/2006	$9,465,183
4,097,000		Nordstrom, Inc., Sr. Note, 5.625%, 1/15/2009	4,357,774
7,100,000		Target Corp., 3.375%, 3/1/2008	7,081,895
10,000,000		Wal-Mart Stores, Inc., 4.15%, 6/15/2005	10,119,100
		TOTAL	31,023,952
		Consumer Non-Cyclical Food/Beverage--1.6%
4,000,000		Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006	3,997,040
7,500,000		General Mills, Inc., 3.875%, 11/30/2007	7,587,975
10,000,000		Kellogg Co., Note, 6.00%, 4/1/2006	10,463,200
		TOTAL	22,048,215
		Consumer Non-Cyclical Healthcare--0.3%
4,000,000		UnitedHealth Group, Inc., 3.30%, 1/30/2008	3,978,280
		Consumer Non-Cyclical Pharmaceuticals--0.3%
3,645,000		Johnson & Johnson, Deb., 8.72%, 11/1/2024	3,830,385
		Consumer Non-Cyclical Products--0.7%
7,500,000		Gillette Co., 2.875%, 3/15/2008	7,378,650
2,500,000		Procter & Gamble Co., 3.50%, 12/15/2008	2,496,150
		TOTAL	9,874,800
		Consumer Non-Cyclical Supermarkets--0.2%
2,000,000		Safeway Inc., 6.15%, 3/1/2006	2,086,580
		Energy - Independent--0.3%
4,396,800	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	4,356,745
		Energy - Integrated--1.1%
8,500,000		BP Capital Markets PLC, 2.75%, 12/29/2006	8,473,395
7,000,000		Conoco, Inc., 5.45%, 10/15/2006	7,341,600
		TOTAL	15,814,995
		Energy - Refining--0.4%
5,000,000		Valero Energy Corp., 7.375%, 3/15/2006	5,302,400
		Financial Institution - Banking--3.0%
7,500,000		Household Finance Corp., Note, 6.50%, 1/24/2006	7,866,300
7,600,000		Mellon Funding Corp., 7.50%, 6/15/2005	7,870,484
7,600,000		PNC Funding Corp., 5.75%, 8/1/2006	7,969,284
9,600,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	10,130,112
7,500,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	7,884,300
		TOTAL	41,720,480
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--2.1%
$5,550,000	[1,2]	Goldman Sachs Group LP, 6.75%, 2/15/2006	$5,838,323
7,500,000		Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	8,432,850
7,600,000		Merrill Lynch & Co., Inc., Note, 6.00%, 11/15/2004	7,652,060
7,600,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	7,973,388
		TOTAL	29,896,621
		Financial Institution - Finance Noncaptive--2.0%
7,100,000		American Express Co., 3.75%, 11/20/2007	7,186,052
3,650,000		Capital One Bank, Sr. Note, 8.25%, 6/15/2005	3,785,780
8,500,000		General Electric Capital Corp., 5.35%, 3/30/2006	8,827,930
7,470,000		SLM Corp., 5.625%, 4/10/2007	7,862,474
		TOTAL	27,662,236
		Financial Institution - Insurance - Life--1.4%
10,732,000		AXA Financial, Inc., Sr. Note, 9.00%, 12/15/2004	10,875,380
7,750,000	[1,2]	Metropolitan Life Insurance Co., 7.00%, 11/1/2005	8,112,545
		TOTAL	18,987,925
		Financial Institution - Insurance - P&C--1.1%
7,300,000	[1,2]	Allstate Financial Global, Note, (Series 144A), 7.125%, 9/26/2005	7,612,002
7,200,000		Marsh & McLennan Cos., Inc., 5.375%, 3/15/2007	7,552,296
		TOTAL	15,164,298
		Financial Institution - REITS--0.6%
3,100,000		Archstone-Smith Trust, 3.00%, 6/15/2008	3,023,740
4,655,000		EOP Operating LP, 8.375%, 3/15/2006	5,005,242
		TOTAL	8,028,982
		Foreign-Local-Government--1.1%
7,500,000		Ontario, Province of, 2.35%, 6/30/2006	7,431,150
7,600,000		Quebec, Province of, 5.50%, 4/11/2006	7,886,900
		TOTAL	15,318,050
		Technology--2.4%
4,055,000		Computer Sciences Corp., 7.50%, 8/8/2005	4,221,052
1,000,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	1,096,840
7,000,000	[1,2]	Deluxe Corp., 3.50%, 10/1/2007	6,999,370
3,750,000		First Data Corp., 3.375%, 8/1/2008	3,723,675
2,800,000		Fiserv, Inc., Note, 4.00%, 4/15/2008	2,801,176
6,650,000		Hewlett-Packard Co., Unsecd. Note, 7.15%, 6/15/2005	6,865,793
7,000,000		IBM Corp., 4.125%, 6/30/2005	7,091,210
		TOTAL	32,799,116
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Airlines--0.5%
$6,750,000		Southwest Airlines Co., Pass Thru Cert., 6.126%, 11/1/2006	$7,122,870
		Transportation - Services--0.5%
4,000,000		FedEx Corp., Note, 2.65%, 4/1/2007	3,940,760
3,000,000		Hertz Corp., 4.70%, 10/2/2006	3,059,037
		TOTAL	6,999,797
		Utility - Electric--1.7%
7,500,000		FPL Group, Inc., 3.25%, 4/11/2006	7,549,650
7,500,000		PSEG Power LLC, 6.875%, 4/15/2006	7,924,725
7,600,000		Pacific Gas & Electric Co., Unsecd. Note, 2.30%, 4/3/2006	7,614,896
		TOTAL	23,089,271
		TOTAL CORPORATE BONDS (IDENTIFIED COST $468,673,744)	468,293,711
		MORTGAGE-BACKED SECURITIES--1.0%
		Federal National Mortgage Association--0.8%
3,144,223		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	3,276,532
2,778,172		Federal National Mortgage Association, Pool 704530, 6.50%, 5/1/2033	2,915,275
4,086,141		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	4,287,792
		TOTAL	10,479,599
		Non-Agency Mortgage--0.2%
3,375,595		Washington Mutual 2003-AR12, Class A2, 2.44%, 2/25/2034	3,379,713
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $13,771,844)	13,859,312
		COLLATERALIZED MORTGAGE OBLIGATIONS--8.5%
		Federal Home Loan Mortgage Corporation--1.7%
4,678,291		Federal Home Loan Mortgage Corp. REMIC 2141 NI, 6.00%, 11/15/2027	176,465
1,587,245		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 2.11%, 2/15/2018	1,586,213
4,118,721		Federal Home Loan Mortgage Corp. REMIC SF1 A3, 2.00%, 12/15/2008	4,113,458
4,269,868		Federal Home Loan Mortgage Corp. Structured Pass Through Securities, Class A1, 1.582%, 9/15/2008	4,213,681
13,937,433		Federal Home Loan Mortgage Corp. Structured Pass Through Securities, Class A3, 2.29%, 6/15/2007	13,892,604
		TOTAL	23,982,421
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal National Mortgage Association--1.6%
$584,069		Federal National Mortgage Association REMIC 2001-33 IC, 6.00%, 10/25/2028	$2,850
16,266,667		Federal National Mortgage Association REMIC 2002-T14 S1, 5.25%, 4/15/2005	387,261
12,225,651		Federal National Mortgage Association REMIC 2003-33 PB, 4.00%, 2/25/2022	12,268,685
9,000,000		Federal National Mortgage Association REMIC 2003-99 TD, 5.00%, 1/25/2024	9,122,940
		TOTAL	21,781,736
		Non-Agency Mortgage--5.2%
1,190,691		Bank of America Mortgage Securities 2003-A, Class 1A1, 3.234%, 2/25/2033	1,191,467
1,257,019	[1]	C-BASS ABS LLC (Series 1999-3), Class B1, 5.954%, 2/3/2029	1,231,878
3,092,013		Countrywide Home Loans 2003-15, Class 1A1, 2.34%, 6/25/2018	3,098,630
4,000,000	[1]	Harwood Street Funding I LLC 2004-1, Class CTFS, 3.77%, 9/20/2009	4,000,000
6,797,167		Impac Secured Assets Common Owner Trust 2004-2, Class A1, 2.03%, 8/25/2034	6,802,129
6,325,884		Master Asset Securitization Trust 2003-8, Class 3A2, 2.24%, 9/25/2033	6,329,806
782,712		Master Asset Securitization Trust 2003-1, Class 2A1, 5.75%, 2/25/2033	782,031
3,949,977		Nomura Asset Acceptance Corp. 2004-AP1, Class A1, 2.040%, 3/25/2034	3,952,782
4,550	[1]	Resecuritization Mortgage Trust 1998-A, Class B3, 8.45%, 10/26/2023	3,488
29,750,000		Residential Asset Securitization Trust 2002-A5, Class AIO, 2.50%, 5/25/2035	71,995
24,250,000		Residential Asset Securitization Trust 2002-A7, Class AIO, 2.50%, 12/25/2004	107,913
2,187,881		Structured Asset Securities Corp. 2003-25XS, Class A2, 2.69%, 8/25/2033	2,185,956
17,770,820		Washington Mutual 2003-AR9, Class A2A, 2.341%, 9/25/2033	17,729,058
7,113,489		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	7,175,722
7,240,999		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.396%, 7/25/2034	7,198,060
9,740,132		Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.745%, 7/25/2034	9,760,684
		TOTAL	71,621,599
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $130,111,561)	117,385,756
Principal Amount or Shares			Value
		U.S. TREASURY--1.5%
		Treasury Securities--1.5%
$19,725,750	[4]	U.S. Treasury Inflation Protected Note, 3.375%, 1/15/2007 (IDENTIFIED COST $20,947,932)	$21,081,895
		MUTUAL FUNDS--17.5% [3]
2,397,599		Federated Mortgage Core Portfolio	24,407,556
212,388,696		Prime Value Obligations Fund, IS Shares	212,388,696
890,391		High Yield Bond Portfolio	6,188,217
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $242,498,519)	242,984,469
		TOTAL INVESTMENTS--101.3% (IDENTIFIED COST $1,419,408,819) [5]	1,406,395,677
		OTHER ASSETS AND LIABILITIES - NET--(1.3)%	(18,369,016)
		TOTAL NET ASSETS--100%	$1,388,026,661

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2004, these securities amounted to $132,974,198 which represents 9.6% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At September 30, 2004, these securities amounted to $72,847,690 which represents 5.2% of total net assets.

3 Affiliated companies.

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

5 The cost of investments for federal tax purposes amounts to $1,420,114,404.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
FNMA	--Federal National Mortgage Association
NIM	--Net Interest Margin
OPT	--Option
REITS	--Real Estate Investment Trust
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2004

Assets:
Total investments in securities, at value including $242,984,469 of investments in affiliated issuers (Note 5) (identified cost $1,419,408,819)		$1,406,395,677
Cash		7,328,209
Income receivable		8,961,613
Receivable for investments sold		93,516
Receivable for shares sold		2,409,569
TOTAL ASSETS		1,425,188,584
Liabilities:
Payable for investments purchased	$29,224,428
Payable for shares redeemed	5,992,066
Income distribution payable	1,432,015
Payable for distribution services fee (Note 5)	141,219
Payable for shareholder services fee (Note 5)	141,064
Net payable for daily variation margin	42,202
Accrued expenses	188,929
TOTAL LIABILITIES		37,161,923
Net assets for 740,524,677 shares outstanding		$1,388,026,661
Net Assets Consist of:
Paid-in capital		$1,481,684,938
Net unrealized depreciation of investments and futures contracts		(13,147,907)
Accumulated net realized loss on investments, options and futures contracts		(80,525,810)
Undistributed net investment income		15,440
TOTAL NET ASSETS		$1,388,026,661
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($699,984,178 ÷ 373,425,455 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$1.87
Offering price per share		$1.87
Redemption proceeds per share		$1.87
Institutional Service Shares:
Net asset value per share ($347,432,960 ÷ 185,366,819 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$1.87
Offering price per share		$1.87
Redemption proceeds per share		$1.87
Class A Shares:
Net asset value per shares ($340,609,523 ÷ 181,732,403 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$1.87
Offering price per share (100/98.00 of $1.87) [1]		$1.91
Redemption proceeds per share		$1.87

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2004

Investment Income:
Interest (including income on securities loaned of $16,143)			$48,869,422
Dividends (received from affiliated issuers) (Note 5)			3,955,683
TOTAL INCOME			52,825,105
Expenses:
Investment adviser fee (Note 5)		$9,757,381
Administrative personnel and services fee (Note 5)		1,293,495
Custodian fees		84,056
Transfer and dividend disbursing agent fees and expenses (Note 5)		393,911
Directors'/Trustees' fees		19,391
Auditing fees		17,354
Legal fees		4,882
Portfolio accounting fees (Note 5)		166,220
Distribution services fee--Institutional Service Shares (Note 5)		1,123,480
Distribution services fee--Class A Shares (Note 5)		1,254,411
Shareholder services fee--Institutional Shares (Note 5)		1,896,752
Shareholder services fee--Institutional Service Shares (Note 5)		1,123,480
Shareholder services fee--Class A Shares (Note 5)		1,045,343
Share registration costs		127,054
Printing and postage		103,718
Insurance premiums		18,293
Taxes		223,478
Miscellaneous		9,432
TOTAL EXPENSES		18,662,131
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(6,313,982)
Waiver of administrative personnel and services fee	(55,900)
Waiver of transfer and dividend disbursing agent fees and expenses	(77,303)
Waiver of distribution services fee--Institutional Service Shares	(224,696)
Waiver of shareholder services fee--Institutional Shares	(1,896,752)
TOTAL WAIVERS AND REIMBURSEMENT		(8,568,633)
Net expenses			10,093,498
Net investment income			42,731,607
Realized and Unrealized Gain (Loss) on Investments, Options and Futures Contracts:
Net realized loss on investments and options			(15,149,346)
Net realized loss on futures contracts			(8,623,002)
Net change in unrealized appreciation of investments			(5,138,453)
Net change in unrealized depreciation of futures contracts			5,183,047
Net realized and unrealized loss on investments, options and futures contracts			(23,727,754)
Change in net assets resulting from operations			$19,003,853

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$42,731,607	$57,880,934
Net realized loss on investments, options and futures contracts	(23,772,348)	(25,437,269)
Net change in unrealized appreciation/depreciation of investments and futures contracts	44,594	(6,146,189)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,003,853	26,297,476
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(21,371,761)	(28,889,937)
Institutional Service Shares	(10,612,472)	(22,433,537)
Class A Shares	(9,399,869)	(7,801,559)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(41,384,102)	(59,125,033)
Share Transactions:
Proceeds from sale of shares	1,345,921,286	2,619,338,101
Net asset value of shares issued to shareholders in payment of distributions declared	22,269,647	29,338,144
Cost of shares redeemed	(1,827,234,202)	(2,520,571,575)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(459,043,269)	128,104,670
Change in net assets	(481,423,518)	95,277,113
Net Assets:
Beginning of period	1,869,450,179	1,774,173,066
End of period (including undistributed (distributions in excess of) net investment income of $15,440 and $(1,332,065), respectively)	$1,388,026,661	$1,869,450,179

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2004

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. The investment objective of the Fund is to provide total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed-income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash, U.S. government securities or other liquid securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended September 30, 2004, the Fund had realized losses of $8,623,002 on future contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities.

At September 30, 2004, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Appreciation (Depreciation)
December 2004	150 U.S. Treasury Note 10-Year Futures	Short	$ (92,578)
December 2004	625 U.S. Treasury Note 5-Year Futures	Short	(195,312)
December 2004	700 U.S. Treasury Note 2-Year Futures	Short	153,125
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(134,765)

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2004, the Fund had no securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
ACAS Business Loan Trust 2003-1A, Class A, 2.361%, 4/20/2014	5/16/2003	$1,211,755
AQ Finance NIM Trust 2002-N6, Class NOTE, 2.49%, 12/25/2007	12/5/2002	265,363
Asset Backed Funding Corp. NIM 2004-OPT 1, Class N1, 4.55%, 11/26/2033	3/26/2004	3,534,666
Bayview Financial Acquisition Trust 1998-1, Class MII1, 7.52%, 5/25/2029	12/8/1998	463,956
Bayview Financial Acquisition Trust 1998-1, Class MII, 2.59%, 5/25/2029	3/12/1999	286,315
Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	5/2/2002	118,774
C-BASS ABS LLC (Series 1999-3), Class B1, 5.954%, 2/3/2029	7/9/1999	950,788
First Franklin NIM Trust 2002-FF2, Class NOTE, 8.11%, 9/25/2032	9/13/2002	196,345
First Franklin NIM Trust 2004-FF1, Class N1, 4.00%, 11/25/2034	3/31/2004	2,794,135
First Franklin NIM Trust 2004-FF7, Class A, 5.00%, 9/27/2034	9/9/2004	6,623,943
First Franklin NIM Trust 2004-FFA, Class A, 5.00%, 3/27/2024	3/11/2004	769,149
First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	6/10/2002 - 3/12/2003	4,435,254
First Tennessee Financial Auto Securitization Trust 2002-A, Class B, 4.05%, 7/15/2008	6/10/2002	346,441
Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	3/22/2002	1,237,567
Harwood Street Funding I LLC 2004-1, Class CTFS, 3.77%, 9/20/2009	9/14/2004	4,000,000
Long Beach Asset Holdings Corp. 2003-2, Class N1, 7.627%, 4/25/2008	4/16/2003	220,438
Long Beach Asset Holdings Corp. 2003-3, Class N1, 7.26%, 7/25/2033	6/13/2003	1,000,466
Long Beach Asset Holdings Corp. 2003-4, Class N1, 6.535%, 8/25/2033	7/31/2003	977,091
Long Beach Asset Holdings Corp. 2004-1, Class N1, 2.040%, 2/25/2009	1/30/2004	13,426,370
Long Beach Asset Holdings Corp. 2004-5, Class A, 5.00%, 9/25/2034	9/15/2004 - 9/17/2004	5,738,198
Long Beach Auto Receivables Trust 2004-A, Class A1, 1.503%, 9/15/2008	2/26/2004	6,968,910
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	108,887
Quest Trust 2004-X1, Class A, 2.17%, 3/25/2034	3/15/2004	10,354,467
Resecuritization Mortgage Trust 1998-A, Class B3, 8.45%, 10/26/2023	2/12/1999	3,907

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended September 30	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	301,123,823	$567,967,989	417,700,349	$799,254,725
Shares issued to shareholders in payment of distributions declared	4,187,086	7,895,708	5,283,544	10,103,274
Shares redeemed	(365,094,240)	(688,673,420)	(449,608,504)	(859,195,430)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(59,783,331)	$(112,809,723)	(26,624,611)	$(49,837,431)

Year Ended September 30	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	138,606,910	$261,740,851	386,043,353	$738,727,237
Shares issued to shareholders in payment of distributions declared	3,440,222	6,491,949	7,088,726	13,561,545
Shares redeemed	(279,876,275)	(528,390,506)	(529,178,017)	(1,011,467,972)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(137,829,143)	$(260,157,706)	(136,045,938)	$(259,179,190)

	Year Ended 9/30/2004		Period Ended 9/30/2003 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	273,266,033	$516,212,446	565,297,275	$1,081,356,139
Shares issued to shareholders in payment of distributions declared	4,178,438	7,881,990	2,974,116	5,673,325
Shares redeemed	(323,266,319)	(610,170,276)	(340,717,140)	(649,908,173)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(45,821,848)	$(86,075,840)	227,554,251	$437,121,291
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(243,434,322)	$(459,043,269)	64,883,702	$128,104,670

1 Reflects operations for the period from October 11, 2002 (date of initial public investment) to September 30, 2003.

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2004 and 2003, was as follows:

	2004	2003
Ordinary income [1]	$41,384,102	$59,125,033

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,447,455
Unrealized appreciation/depreciation	$13,718,727
Capital loss carryforward	$59,151,214

At September 30, 2004, the cost of investments for federal tax purposes was $1,420,114,404. The net unrealized depreciation of investments for federal tax purposes was $13,718,727. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,524,871 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,243,598.

At September 30, 2004, the Fund had a capital loss carryforward of $59,151,214 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 1,707,405
2010	$ 7,077,772
2011	$36,010,762
2012	$14,355,275

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2004, for federal income tax purposes, post October losses of $20,803,779 were deferred to October 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Prime Value Obligations Fund	$2,271,244
High-Yield Bond Portfolio	$511,769
Federated Mortgage Core Portfolio	$1,172,670

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended September 30, 2004, the fees paid to FAS and FServ were $1,117,913 and $119,682, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the fiscal year ended September 30, 2004, FSC retained $368 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $245,364, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $27,310, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended September 30, 2004, were as follows:

Purchases	$485,352,995
Sales	$731,932,524

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

The fund did not designate any long-term capital gain dividends for the year ended September 30, 2004.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED ULTRASHORT BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Ultrashort Bond Fund (the "Fund") as of September 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended September 30, 2004 and 2003 and the financial highlights for each of the years in the five-year period ended September 30, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Ultrashort Bond Fund as of September 30, 2004, and the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 19, 2004

Board of Directors and Corporation Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises four portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1993	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Began Serving	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428Q788

29291 (11/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND FUND OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2004	2003	2002	2001	2000	[1]
Net Asset Value, Beginning of Period	$1.90	$1.93	$1.98	$1.96	$1.96
Income From Investment Operations:
Net investment income	0.05	0.06	0.09	0.13	0.08
Net realized and unrealized gain (loss) on investments, options and futures contracts	(0.03)	(0.03)	(0.05)	0.02	0.00	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.03	0.04	0.15	0.08
Less Distributions:
Distributions from net investment income	(0.05)	(0.06)	(0.09)	(0.13)	(0.08)
Net Asset Value, End of Period	$1.87	$1.90	$1.93	$1.98	$1.96
Total Return [3]	1.24%	1.80%	2.00%	7.91%	4.40%

Ratios to Average Net Assets:
Expenses	0.35%	0.35%	0.37%	0.35%	0.35	% [4]
Net investment income	2.89%	3.28%	4.47%	6.40%	7.37	% [4]
Expense waiver/reimbursement [5]	0.65%	0.62%	0.60%	0.70%	0.72	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$699,984	$823,087	$887,733	$216,859	$48,736
Portfolio turnover	39%	63%	28%	22%	43%

1 Reflects operations for the period from February 22, 2000 (date of initial public investment) to September 30, 2000.

2 Represents less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.90	$1.93	$1.98	$1.96	$1.98
Income From Investment Operations:
Net investment income	0.05	0.06	0.08	0.12	0.13
Net realized and unrealized gain (loss) on investments, options and futures contracts	(0.04)	(0.03)	(0.05)	0.02	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.01	0.03	0.03	0.14	0.11
Less Distributions:
Distributions from net investment income	(0.04)	(0.06)	(0.08)	(0.12)	(0.13)
Distributions from net realized gain on investments and futures contracts	--	--	--	--	(0.00	) [1]
TOTAL DISTRIBUTIONS	(0.04)	(0.06)	(0.08)	(0.12)	(0.13)
Net Asset Value, End of Period	$1.87	$1.90	$1.93	$1.98	$1.96
Total Return [2]	0.78%	1.35%	1.54%	7.43%	5.95%

Ratios to Average Net Assets:
Expenses	0.80%	0.80%	0.82%	0.80%	0.80%
Net investment income	2.44%	2.87%	4.04%	5.99%	6.61%
Expense waiver/reimbursement [3]	0.45%	0.42%	0.40%	0.50%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$347,433	$614,010	$886,440	$517,941	$178,682
Portfolio turnover	39%	63%	28%	22%	43%

1 Amount represents less than $0.01 per share.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2004	Ending Account Value 9/30/2004	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,003.70	$1.75
Institutional Service Shares	$1,000	$1,001.40	$4.00
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.25	$1.77
Institutional Service Shares	$1,000	$1,021.00	$4.04

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.35%
Institutional Service Shares	0.80%

Management's Discussion of Fund Performance

This report covers Federated Ultrashort Bond Fund's fiscal year performance period from October 1, 2003, through September 30, 2004.

During the period, Federated Ultrashort Bond Fund's Class IS Shares produced a total return of 1.24%. 1 The Merrill Lynch 1-Year Treasury Note Index, a comparative broad-based market index tracking one-year U.S. Government securities, returned 0.89%. 2 By comparison, the nine-month London Interbank Offered Rate (LIBOR), 3 which is often used as a proxy for a mid-investment grade level (single A), credit sensitive interest rate, averaged 1.57% during the same period. Its peer group, as measured by the Lipper Ultrashort Debt Funds category, averaged a return of 1.27%. Net asset value (NAV) moved from $1.90 at the beginning of the period to $1.87 at the close of the period. In terms of income, the fund's Class IS Shares paid a monthly dividend of $0.0048 per share in September 2004. The 30-day SEC yield was 2.71% as of September 30, 2004. 4 The 30-day distribution yield was 3.06%. 5

1 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

2 Merrill Lynch 1-Year Treasury Index is an unmanaged index tracking U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made directly in an index.

3 LIBOR (London Interbank Offered Rate) is the rate banks charge each other on short term money. The average periodic rate on nine-month LIBOR is calculated as the average of all daily nine-month LIBOR settings during the period under review, adjusted for the length of the period. Note that this figure does not represent the actual return on an investment made in an instrument having a rate equal to nine-month LIBOR on the initial day of the period under review and reinvested at the end of nine months (again at a rate equal to the then-prevailing nine-month LIBOR rate) for a further three-month period.

4 The 30-day SEC yield is calculated by dividing the net investment income per share for the 30 days ended on the date of calculation by the maximum offering price per share on that date. The figure is compounded and annualized.

5 The 30-day distribution rate reflects actual distributions made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price.

Corporate securities accounted for 34% of the portfolio as of September 30, 2004, which was also the portion of the portfolio allocated to asset-backed securities (ABS). A move toward greater use of corporates was initiated in 2003 in response to improving economic conditions. Credit sensitive securities like corporates tend to outperform higher-quality securities of similar duration during economic expansions, and the greater emphasis on corporates had a positive impact on performance. ABS, being a generally higher-quality asset class, was de-emphasized somewhat in the portfolio, although the ABS sector also performed well relative to government securities of like duration. Mortgages, which accounted for 15% of the portfolio at year-end, also performed better than short duration governments, though higher-than-anticipated prepayments on both mortgages and amortizing ABS negated some of the coupon advantage generated by these instruments. The remainder of the portfolio at September 30, 2004 was accounted for by government securities at 3% and cash equivalents at 14%. 6

Duration, which is a general measure of the fund's sensitivity to interest rate movements, stood at 0.50 years at period-end. This duration posture reflected fund management's belief that the next significant move in interest rates would more likely be an upward one. This posture had a positive impact on performance, as short-term yields increased during the period under review (the yield on the constant maturity one-year Treasury Note increased from 1.13% to 2.21%). Once again however, the use of amortizing securities, which provide a higher current yield, mitigated the effectiveness of the fund's duration positioning to some extent due to their negative convexity. (In very general terms, negative convexity is the propensity for amortizing securities to prepay faster when interest rates decline and to prepay more slowly when rates go up. This prepayment tendency, in turn affects the price behavior of amortizing securities, causing their price to go up less than like-duration non-amortizing securities such as Treasuries when rates decline, and down more when rates go up.)

In terms of credit quality, the highest percentage of fund assets remains in AAA-rated securities--46% at the end of the period. BBB-rated securities accounted for 13% of assets and noninvestment-grade securities comprised less than 1%. Management has utilized a greater percentage of lower investment-grade-rated corporate securities in an effort to take some advantage of an improving economy. The general credit quality of the portfolio however, remains solidly investment grade, averaging "double-A" at period-end. Actual "AA" rated securities accounted for 8% of assets, with "A" rated securities at 18% of the portfolio, and cash equivalents comprising the remaining 14%.

6 Since the broad-based market index used by FUSBF is comprised of only a single asset class (i.e., a one-year Treasury note), relative performance comparisons for FUSBF component asset classes are based on a set of four Merrill Lynch short-term indices for corporate, asset-backed, mortgage-backed, and government securities. Such comparisons do not represent the actual performance of each of the sector components of FUSBF.

GROWTH OF A $250,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $250,000 1 in Federated Ultrashort Bond Fund (Institutional Shares) (the "Fund") from February 22, 2000 (start of performance) to September 30, 2004, compared to the Merrill Lynch 1-Year Treasury Note Index (ML1T). 2

Average Annual Total Return for the Period Ended 9/30/2004
1 Year	1.24%
Start of Performance (2/22/2000)	3.74%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1T has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML1T is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Ultrashort Bond Fund (Institutional Service Shares) (the "Fund") from May 31, 1997 (start of performance) to September 30, 2004, compared to the Merrill Lynch 1-Year Treasury Note Index (ML1T). 2

Average Annual Total Returns for the Period Ended 9/30/2004
1 Year	0.78%
5 Years	3.38%
Start of Performance (5/31/1997)	4.35%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1T has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML1T is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

Portfolio of Investments Summary Tables

At September 30, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
Corporate Securities-Industrial/Other	24.3%
Corporate Securities-Bank/Finance	9.4%
Mortgage-Backed Securities	14.3%
Asset-Backed Securities-Automobile	16.0%
Asset-Backed Securities-Credit Card	4.7%
Asset-Backed Securities-Home Equity	8.4%
Asset-Backed Securities-Manufactured Housing	0.8%
Asset-Backed Securities-Other	4.0%
U.S. Treasury/U.S. Government Agency Securities	3.0%
Cash Equivalents/Other	15.1%
TOTAL		100.0%

At September 30, 2004, the fund's credit quality ratings composition 3 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	45.3%	Aaa	42.7%
AA	3.6%	Aa	7.3%
A	20.8%	A	19.3%
BBB	12.8%	Baa	10.3%
BB	0.3%	Ba	0.3%
B	0.2%	B	0.2%
CCC	0.1%	Caa	0.1%
Not rated by S&P	16.9%	Not rated by Moody's	19.8%
TOTAL	100.0%	TOTAL	100.0%

1 See the fund's prospectus for a more complete description of these types of investments.

2 Percentages are based on total investments, which may differ from total net assets.

3 These tables depict the long-term credit quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. The tables also reflect both the fund's direct holdings and the fund's pro-rata share of holdings in other investment companies managed by the fund's adviser (or its affiliates), although the shares of these other investment companies held by the fund might not be rated. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund's Statement of Additional Information.

Each table depicts the long-term credit quality ratings as assigned only by the NRSROs identified in the table. Of the portfolio's total investments, 13.5% has not received a long-term rating by either of these NRSROs.

Portfolio of Investments

September 30, 2004

Principal Amount			Value
		ADJUSTABLE-RATE MORTGAGES--3.3%
		Federal National Mortgage Association-3.3%
$19,636,103		FNMA ARM 544848, 3.406%, 4/01/2030	$19,998,193
8,304,935		FNMA ARM 544872, 3.611%, 7/01/2034	8,503,506
3,884,093		FNMA ARM 556379, 2.781%, 5/01/2040	3,944,491
11,098,087		FNMA ARM 618128, 2.958%, 8/01/2033	11,322,047
1,210,365		FNMA ARM 638822, 5.008%, 6/01/2032	1,241,217
		TOTAL ADJUSTABLE-RATE MORTGAGES (IDENTIFIED COST $44,778,306)	45,009,454
		ASSET-BACKED SECURITIES--34.3%
		Auto Receivables--16.2%
5,724,520		Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	5,820,898
2,716,584		Americredit Automobile Receivables Trust 2002-A, Class A3, 1.886%, 10/12/2006	2,718,462
2,000,000		Americredit Automobile Receivables Trust 2004-1, Class A3, 3.220%, 7/6/2008	2,009,058
1,073,800		BMW Vehicle Owner Trust 2002-A, Class A3, 3.80%, 5/25/2006	1,076,645
2,000,000		BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%, 3/25/2008	1,998,580
4,500,000		Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007	4,455,892
6,373,939		Capital One Auto Finance Trust 2002-B, Class A3A, 2.71%, 10/16/2006	6,391,990
5,000,000		Capital One Auto Finance Trust 2004-B, Class A3, 2.96%, 7/15/2008	5,000,000
4,454,991		Carmax Auto Owner Trust 2002-1, Class A3, 3.59%, 6/15/2006	4,470,227
2,812,477		Chase Manhattan Auto Owner Trust 2002-B, Class A3, 3.58%, 5/15/2006	2,818,664
4,000,000		Chase Manhattan Auto Owner Trust 2003-B, Class A3, 1.820%, 7/16/2007	3,982,440
8,000,000		DaimlerChrysler Auto Trust 2004-A, Class A2, 1.41%, 11/8/2006	7,971,720
15,000,000		DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.82%, 5/15/2007	15,010,800
4,432,733	[1]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	4,456,980
346,441	[1]	First Tennessee Financial Auto Securitization Trust 2002-A, Class B, 4.05%, 7/15/2008	348,280
6,910,951		Ford Credit Auto Owner Trust 2002-C, Class A3, 3.38%, 12/15/2005	6,923,322
1,144,858		Harley-Davidson Motorcycle Trust 2001-2, Class B, 4.51%, 6/15/2009	1,158,275
1,334,786		Harley-Davidson Motorcycle Trust 2001-3, Class B, 3.720%, 10/15/2009	1,339,044
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$2,801,193		Harley-Davidson Motorcycle Trust 2003-4, Class A1, 1.47%, 4/15/2008	$2,789,426
1,833,286		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	1,802,193
4,922,032		Harley-Davidson Motorcycle Trust 2004-3, Class B, 2.860%, 5/15/2012	4,915,535
338,246		Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.50%, 10/17/2005	338,493
2,415,391		Honda Auto Receivables Owner Trust 2002-2, Class A3, 3.83%, 2/15/2006	2,420,391
6,500,000		Honda Auto Receivables Owner Trust 2003-4, Class A3, 2.190%, 5/15/2007	6,483,880
1,517,682		Household Automotive Trust 2001-3, Class A3, 3.68%, 4/17/2006	1,520,140
8,000,000		Household Automotive Trust 2004-1, Class A3, 3.30%, 5/18/2009	8,049,120
11,866,547	[1,2]	Hyundai Auto Receivables Trust 2002-A, Class A3, 2.80%, 2/15/2007	11,899,490
6,968,910	[1,2]	Long Beach Auto Receivables Trust 2004-A, Class A1, 1.503%, 9/15/2008	6,933,577
1,396,014		M&I Auto Loan Trust 2001-1, Class A4, 4.97%, 3/20/2007	1,402,310
6,910,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	6,986,977
7,005,174		M&I Auto Loan Trust 2003-1, Class A2, 1.60%, 7/20/2006	6,995,647
1,383,616		MMCA Automobile Trust 2000-2, Class B, 7.42%, 8/15/2005	1,386,070
1,674,241		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	1,683,699
5,107,942		Morgan Stanley Auto Loan Trust 2003-HB1, Class A1, 1.46%, 7/16/2007	5,078,756
5,000,000		National City Auto Receivables Trust 2004-A, Class A2, 1.50%, 2/15/2007	4,985,977
935,626		Navistar Financial Corp. Owner Trust 2002-A, Class A3, 4.09%, 7/17/2006	936,496
842,120		Navistar Financial Corp. Owner Trust 2002-A, Class B, 4.95%, 4/15/2009	854,853
7,000,000		Navistar Financial Corp. Owner Trust 2004-A, Class A3, 2.01%, 8/15/2008	6,922,720
4,000,000		Nissan Auto Receivables Owner Trust 2004-A, Class A3, 2.010%, 11/15/2007	3,971,560
888,854		Onyx Acceptance Auto Owner Trust 2002-B, Class A3, 3.94%, 6/15/2006	890,658
8,000,000		Onyx Acceptance Auto Owner Trust 2004-C, Class A2, 2.390%, 9/25/2007	7,996,240
3,402,735		Toyota Auto Receivables Owner Trust 2002-B, Class A3, 3.76%, 6/15/2006	3,414,883
7,974,532		Toyota Auto Receivables Owner Trust 2003-A, Class A, 1.78%, 3/15/2007	7,980,832
7,500,000		USAA Auto Owner Trust 2004-1, Class A2, 1.43%, 9/15/2006	7,470,450
8,000,000		Volkswagen Auto Lease Trust 2004-A, Class A4A, 3.090%, 8/20/2010	7,993,600
5,308,275		WFS Financial Owner Trust 2002-2, Class A3, 3.81%, 2/20/2007	5,336,940
10,000,000		WFS Financial Owner Trust 2003-1, Class A4, 2.74%, 9/20/2010	9,964,900
2,250,000		Whole Auto Loan Trust 2003-1, Class A3B, 1.99%, 5/15/2007	2,240,045
4,815,547		World Omni Automobile Receivables Trust 2002-A, Class A3, 3.40%, 7/17/2006	4,828,405
		TOTAL	224,425,540
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--4.8%
$4,000,000		ARRAN Master Trust 2000-C, Class C, 2.76%, 9/15/2007	$4,012,560
8,000,000		American Express Credit Account Master Trust 2004-5, Class A, 1.922%, 4/15/2012	8,015,120
5,000,000		Bank One Issuance Trust 2004-A2, Class A2, 1.79%, 10/15/2009	5,003,750
7,000,000		Capital One Multi Asset Execution 2003-A6, Class A6, 2.95%, 8/17/2009	7,004,200
3,750,000		Citibank Credit Card Issuance Trust 2000-C2, Class C2, 2.25%, 10/15/2007	3,760,388
15,000,000		Citibank Credit Card Issuance Trust 2003-A2, Class A2, 2.70%, 1/15/2010	15,031,800
10,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 1.000%, 10/7/2013	10,000,000
4,000,000		Citibank Credit Card Master Trust 2002-C1, Class C1, 2.70%, 2/9/2009	4,036,240
4,000,000		MBNA Credit Card Master Note Trust 2001-C3, Class C3, 6.55%, 12/15/2008	4,229,120
3,000,000	[1,2]	MBNA Master Credit Card Trust 1999-M, Class C, 7.45%, 4/16/2007	3,019,590
2,500,000		MBNA Master Credit Card Trust 2000-D, Class B, 2.19%, 9/15/2009	2,515,525
		TOTAL	66,628,293
		Equipment Lease--0.7%
10,000,000		CNH Equipment Trust 2004-A, Class A3B, 2.95%, 10/15/2008	9,983,200
		Home Equity Loan--8.5%
50,000,000		ACE Securities Corp. 2002-HE1, Class AIO, 6.50%, 6/25/2032	327,500
265,363	[1]	AQ Finance NIM Trust 2002-N6, Class NOTE, 2.49%, 12/25/2007	267,684
12,300,000		American Business Financial Services 2002-2, Class AIO, 8.00%, 6/15/2033	197,292
1,901,370		Ameriquest Mortgage Securities, Inc. 2002-5, Class AV1, 2.36%, 12/25/2033	1,925,327
5,000,000		Ameriquest Mortgage Securities, Inc. 2004-IA1, Class A3, 2.4675%, 9/25/2034	5,045,050
19,874,692		Amortizing Residential Collateral Trust 2002-BC2, Class AIO, 6.00%, 4/25/2005	592,067
737,787		Amresco Residential Securities Mortgage Loan Trust 1998-2, Class A4, 6.445%, 4/25/2027	739,425
3,534,831	[1]	Asset Backed Funding Corp. NIM 2004-OPT 1, Class N1, 4.55%, 11/26/2033	3,519,854
10,901,943		Asset Backed Securities Corp. Home Equity Loan Trust 2002-HE2, Class AIO, 6.50%, 8/15/2032	57,562
13,170,874		Asset Backed Securities Corp. Home Equity Loan Trust 2002-HE3, Class 2AIO, 5.00%, 4/15/2005	305,564
464,973	[1]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	485,286
302,979	[1]	Bayview Financial Acquisition Trust 1998-1, Class MII1, 2.59%, 5/25/2029	292,105
8,499,872	[1]	Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	27,888
770,062		Chase Funding Mortgage Loan Asset-Backed Certificates 2000-2, Class IIB, 3.64%, 5/25/2030	770,709
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$7,017,851		Chase Funding Mortgage Loan Asset-Backed Certificates 2002-3, Class 1A3, 3.55%, 12/25/2021	$7,029,571
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6, Class 1A2, 2.727%, 3/25/2020	995,160
78,098		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	78,477
835		Conseco Finance 2000-B, Class AF3, 7.52%, 3/15/2020	852
3,053,598		Ditech Home Loan Owner Trust 1997-1, Class A4, 7.86%, 1/15/2024	3,062,514
3,541,459		Fifth Third Home Equity Loan Trust, Class A, 2.061%, 9/20/2023	3,538,913
4,233,487		First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class A3, 2.19%, 3/25/2034	4,249,405
1,922,727		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF1, Class A2, 2.08%, 11/25/2034	1,926,650
4,000,000		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF3, Class A2C, 2.32%, 5/25/2034	4,025,520
196,345	[1]	First Franklin NIM Trust 2002-FF2, Class NOTE, 8.11%, 9/25/2032	196,284
2,801,725	[1]	First Franklin NIM Trust 2004-FF1, Class N1, 4.00%, 11/25/2034	2,801,196
6,609,225	[1]	First Franklin NIM Trust 2004-FF7, Class A, 5.00%, 9/27/2034	6,623,699
770,112	[1]	First Franklin NIM Trust 2004-FFA, Class A, 5.00%, 3/27/2024	770,112
3,192,714		Impac CMB Trust 2001-4, Class A2, 2.41%, 12/25/2031	3,198,588
3,272,160		Impac CMB Trust 2002-7, Class A, 2.27%, 11/25/2032	3,293,985
5,941,010		Impac CMB Trust 2004-7, Class 1A2, 2.30%, 11/25/2034	5,949,268
220,438	[1]	Long Beach Asset Holdings Corp. 2003-2, Class N1, 7.627%, 4/25/2008	220,275
1,000,497	[1]	Long Beach Asset Holdings Corp. 2003-3, Class N1, 7.26%, 7/25/2033	1,008,920
977,091	[1]	Long Beach Asset Holdings Corp. 2003-4, Class N1, 6.535%, 8/25/2033	980,707
13,429,322	[1]	Long Beach Asset Holdings Corp. 2004-1, Class N1, 2.040%, 2/25/2009	13,439,613
5,725,762	[1]	Long Beach Asset Holdings Corp. 2004-5, Class A, 5.00%, 9/25/2034	5,738,301
868,070	[1]	Master Financial Asset Securitization Trust 1998-A, Class B1, 8.750%, 4/20/2029	868,617
673,865		Mellon Bank Home Equity Installment Loan 1997-1, Class A4, 6.84%, 7/25/2012	674,384
778,536		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	795,625
109,415	[1]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	22,977
925,746		Option One Mortgage Securities Inc 2003-5, Class NOTE, 6.90%, 7/26/2033	930,736
10,354,467	[1]	Quest Trust 2004 - X1, Class A, 2.17%, 3/25/2034	10,357,677
31,059,500		Residential Asset Mortgage Products, Inc. 2002-RS3, Class AIIO, 2.00%, 12/25/2004	111,504
36,000,000		Residential Asset Mortgage Products, Inc. 2002-RZ2, Class AIO, 5.00%, 11/25/2004	151,560
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$7,600,000		Residential Asset Mortgage Products, Inc. 2003-RS10, Class AI2, 3.12%, 5/25/2025	$7,535,780
400,907		Residential Asset Mortgage Products, Inc. 2003-RZ1, Class AI2, 2.81%, 10/25/2025	400,655
43,999,820		Residential Asset Mortgage Products, Inc. 2003-RZ1, Class AIO, 5.75%, 7/25/2005	1,545,274
9,324,816		Residential Asset Securitization Trust 2003-KS6, Class A2, 2.14%, 8/25/2033	9,323,790
12,500,000		Residential Funding Mortgage Securities II 2002-HI3, Class AIO, 11.00%, 12/25/2004	142,875
10,330,508		Residential Funding Mortgage Securities II 2002-HS2, Class AIO, 7.00%, 12/25/2004	115,082
1,084,082		Saxon Net Interest Margin Trust, Class A, 6.656%, 8/26/2033	1,083,746
21,539,125		Structured Asset Securities Corp. 2002-23XS, Class AIO, 5.00%, 10/25/2004	16,154
23,293,075		Structured Asset Securities Corp. 2002-HF1, Class AIO, 6.00%, 5/25/2005	552,046
12,480,590		Structured Asset Securities Corp. 2003-3XS, Class AIO, 5.00%, 3/25/2033	155,633
		TOTAL	118,465,438
		Manufactured Housing--0.8%
97,335		Green Tree Financial Corp. 1993-4, Class B1, 7.20%, 1/15/2019	97,642
75,791		Green Tree Financial Corp. 1994-7, Class A6, 8.95%, 3/15/2020	77,397
2,008,344		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	2,069,538
7,602,326		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	7,893,343
196,889		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	193,138
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 4.29625%, 6/7/2016	500,310
		TOTAL	10,831,368
		Other--1.7%
1,211,755	[1]	ACAS Business Loan Trust 2003-1A, Class A, 2.361%, 4/20/2014	1,212,361
9,000,000		CIT Equipment Collateral 2004-VT1, Class A3, 2.20%, 3/20/2008	8,932,825
46,401,542		Conseco Recreational Enthusiast Consumer Trust 2001-A, Class AIO, 5.00%, 8/15/2025	34,801
1,237,702	[1]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	1,252,326
6,007,007		John Deere Owner Trust 2003-A, Class A2, 1.310%, 1/17/2006	6,004,574
3,500,000		Mellon Bank Premium Finance Loan Master Trust 2002-1, Class A, 2.18%, 12/17/2007	3,504,445
3,000,000		Mellon Bank Premium Finance Loan Master Trust (Series 2004-1 Class C), Class C, 2.65%, 6/15/2009	3,003,330
		TOTAL	23,944,662
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Rate Reduction Bond--1.6%
$9,639,358		Atlantic City Electric Transition Funding 2002-1, Class A1, 2.89%, 7/20/2010	$9,646,684
1,937,064		CPL Transition Funding LLC 2002-1, Class A1, 3.54%, 1/15/2007	1,946,265
3,666,529		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	3,816,233
7,034,982		Peco Energy Transition Trust 1999-A, Class A4, 5.80%, 3/1/2007	7,142,687
		TOTAL	22,551,869
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $477,698,222)	476,830,370
		GOVERNMENT AGENCIES--1.5%
		Federal Home Loan Mortgage Corporation--0.4%
5,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 3.25%, 11/15/2004	5,008,950
		Federal National Mortgage Association--1.1%
16,000,000		Federal National Mortgage Association, Unsecd. Note, 2.50%, 6/15/2006	15,941,760
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $20,928,691)	20,950,710
		CORPORATE BONDS--33.7%
		Basic Industries - Chemicals--0.3%
4,300,000		Praxair, Inc., 2.75%, 6/15/2008	4,175,773
		Basic Industries - Paper--0.0%
150,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	152,028
		Capital Goods - Aerospace & Defense--0.7%
2,250,000		Boeing Capital Corp., 5.65%, 5/15/2006	2,348,663
7,500,000		General Dynamics Corp., 2.125%, 5/15/2006	7,429,725
		TOTAL	9,778,388
		Capital Goods - Diversified Manufacturing--0.2%
3,000,000	[1,2]	Tyco International Group SA Participation Certificate Trust, Note, 4.436%, 6/15/2007	3,067,638
		Capital Goods - Environmental--0.4%
5,000,000		Waste Management Inc., Note, 7.00%, 10/15/2006	5,366,750
		Communications - Media & Cable--0.4%
3,750,000		Comcast Corp., 6.375%, 1/30/2006	3,920,925
2,000,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	2,112,420
		TOTAL	6,033,345
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media Noncable--1.4%
$7,000,000		Clear Channel Communications, Inc., 3.125%, 2/1/2007	$6,899,963
7,700,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	8,116,724
4,000,000		Univision Communications, Inc., Unsecd. Note, 2.875%, 10/15/2006	3,958,628
		TOTAL	18,975,315
		Communications - Telecom Wireless--1.4%
7,500,000		AT&T Wireless Services, Inc., 6.875%, 4/18/2005	7,666,950
2,000,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	2,282,680
10,000,000	[1,2]	Verizon Wireless, Inc., 1.81%, 5/23/2005	9,996,810
		TOTAL	19,946,440
		Communications - Telecom Wirelines--1.8%
2,762,000		Citizens Communications Co., Note, 8.50%, 5/15/2006	2,976,055
7,000,000		GTE North, Inc., Sr. Deb., 6.40%, 2/15/2005	7,097,860
7,250,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	7,571,030
2,600,000		Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	2,753,611
4,600,000		Telefonos de Mexico, 8.25%, 1/26/2006	4,916,885
		TOTAL	25,315,441
		Consumer Cyclical - Automotive--2.6%
5,600,000		American Honda Finance Corp., 3.85%, 11/6/2008	5,652,976
3,000,000		DaimlerChrysler North America Holding Corp., 7.75%, 6/15/2005	3,108,090
5,000,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 7.40%, 1/20/2005	5,074,900
5,000,000		Ford Motor Credit Co., 2.79%, 9/28/2007	5,002,550
6,330,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	6,436,154
5,000,000		General Motors Acceptance Corp., Floating Rate Note, 2.88%, 10/20/2005	5,009,400
500,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	522,045
5,000,000	[1,2]	VW Credit, Inc., 1.88%, 7/21/2005	5,011,600
		TOTAL	35,817,715
		Consumer Cyclical - Entertainment--1.0%
7,000,000		AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	7,318,640
7,000,000		Viacom, Inc., Sr. Note, 7.75%, 6/1/2005	7,240,240
		TOTAL	14,558,880
		Consumer Cyclical - Retailers--2.2%
9,100,000		CVS Corp., 5.625%, 3/15/2006	9,465,183
4,097,000		Nordstrom, Inc., Sr. Note, 5.625%, 1/15/2009	4,357,774
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Retailers--continued
$7,100,000		Target Corp., 3.375%, 3/1/2008	$7,081,895
10,000,000		Wal-Mart Stores, Inc., 4.15%, 6/15/2005	10,119,100
		TOTAL	31,023,952
		Consumer Non-Cyclical Food/Beverage--1.6%
4,000,000		Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006	3,997,040
7,500,000		General Mills, Inc., 3.875%, 11/30/2007	7,587,975
10,000,000		Kellogg Co., Note, 6.00%, 4/1/2006	10,463,200
		TOTAL	22,048,215
		Consumer Non-Cyclical Healthcare--0.3%
4,000,000		UnitedHealth Group, Inc., 3.30%, 1/30/2008	3,978,280
		Consumer Non-Cyclical Pharmaceuticals--0.3%
3,645,000		Johnson & Johnson, Deb., 8.72%, 11/1/2024	3,830,385
		Consumer Non-Cyclical Products--0.7%
7,500,000		Gillette Co., 2.875%, 3/15/2008	7,378,650
2,500,000		Procter & Gamble Co., 3.50%, 12/15/2008	2,496,150
		TOTAL	9,874,800
		Consumer Non-Cyclical Supermarkets--0.2%
2,000,000		Safeway Inc., 6.15%, 3/1/2006	2,086,580
		Energy - Independent--0.3%
4,396,800	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	4,356,745
		Energy - Integrated--1.1%
8,500,000		BP Capital Markets PLC, 2.75%, 12/29/2006	8,473,395
7,000,000		Conoco, Inc., 5.45%, 10/15/2006	7,341,600
		TOTAL	15,814,995
		Energy - Refining--0.4%
5,000,000		Valero Energy Corp., 7.375%, 3/15/2006	5,302,400
		Financial Institution - Banking--3.0%
7,500,000		Household Finance Corp., Note, 6.50%, 1/24/2006	7,866,300
7,600,000		Mellon Funding Corp., 7.50%, 6/15/2005	7,870,484
7,600,000		PNC Funding Corp., 5.75%, 8/1/2006	7,969,284
9,600,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	10,130,112
7,500,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	7,884,300
		TOTAL	41,720,480
		Financial Institution - Brokerage--2.1%
5,550,000	[1,2]	Goldman Sachs Group LP, 6.75%, 2/15/2006	5,838,323
7,500,000		Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	8,432,850
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--continued
$7,600,000		Merrill Lynch & Co., Inc., Note, 6.00%, 11/15/2004	$7,652,060
7,600,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	7,973,388
		TOTAL	29,896,621
		Financial Institution - Finance Noncaptive--2.0%
7,100,000		American Express Co., 3.75%, 11/20/2007	7,186,052
3,650,000		Capital One Bank, Sr. Note, 8.25%, 6/15/2005	3,785,780
8,500,000		General Electric Capital Corp., 5.35%, 3/30/2006	8,827,930
7,470,000		SLM Corp., 5.625%, 4/10/2007	7,862,474
		TOTAL	27,662,236
		Financial Institution - Insurance - Life--1.4%
10,732,000		AXA Financial, Inc., Sr. Note, 9.00%, 12/15/2004	10,875,380
7,750,000	[1,2]	Metropolitan Life Insurance Co., 7.00%, 11/1/2005	8,112,545
		TOTAL	18,987,925
		Financial Institution - Insurance - P&C--1.1%
7,300,000	[1,2]	Allstate Financial Global, Note, (Series 144A), 7.125%, 9/26/2005	7,612,002
7,200,000		Marsh & McLennan Cos., Inc., 5.375%, 3/15/2007	7,552,296
		TOTAL	15,164,298
		Financial Institution - REITS--0.6%
3,100,000		Archstone-Smith Trust, 3.00%, 6/15/2008	3,023,740
4,655,000		EOP Operating LP, 8.375%, 3/15/2006	5,005,242
		TOTAL	8,028,982
		Foreign-Local-Government--1.1%
7,500,000		Ontario, Province of, 2.35%, 6/30/2006	7,431,150
7,600,000		Quebec, Province of, 5.50%, 4/11/2006	7,886,900
		TOTAL	15,318,050
		Technology--2.4%
4,055,000		Computer Sciences Corp., 7.50%, 8/8/2005	4,221,052
1,000,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	1,096,840
7,000,000	[1,2]	Deluxe Corp., 3.50%, 10/1/2007	6,999,370
3,750,000		First Data Corp., 3.375%, 8/1/2008	3,723,675
2,800,000		Fiserv, Inc., Note, 4.00%, 4/15/2008	2,801,176
6,650,000		Hewlett-Packard Co., Unsecd. Note, 7.15%, 6/15/2005	6,865,793
7,000,000		IBM Corp., 4.125%, 6/30/2005	7,091,210
		TOTAL	32,799,116
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Airlines--0.5%
$6,750,000		Southwest Airlines Co., Pass Thru Cert., 6.126%, 11/1/2006	$7,122,870
		Transportation - Services--0.5%
4,000,000		FedEx Corp., Note, 2.65%, 4/1/2007	3,940,760
3,000,000		Hertz Corp., 4.70%, 10/2/2006	3,059,037
		TOTAL	6,999,797
		Utility - Electric--1.7%
7,500,000		FPL Group, Inc., 3.25%, 4/11/2006	7,549,650
7,500,000		PSEG Power LLC, 6.875%, 4/15/2006	7,924,725
7,600,000		Pacific Gas & Electric Co., Unsecd. Note, 2.30%, 4/3/2006	7,614,896
		TOTAL	23,089,271
		TOTAL CORPORATE BONDS (IDENTIFIED COST $468,673,744)	468,293,711
		MORTGAGE-BACKED SECURITIES--1.0%
		Federal National Mortgage Association--0.8%
3,144,223		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	3,276,532
2,778,172		Federal National Mortgage Association, Pool 704530, 6.50%, 5/1/2033	2,915,275
4,086,141		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	4,287,792
		TOTAL	10,479,599
		Non-Agency Mortgage--0.2%
3,375,595		Washington Mutual 2003-AR12, Class A2, 2.44%, 2/25/2034	3,379,713
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $13,771,844)	13,859,312
		COLLATERALIZED MORTGAGE OBLIGATIONS--8.5%
		Federal Home Loan Mortgage Corporation--1.7%
4,678,291		Federal Home Loan Mortgage Corp. REMIC 2141 NI, 6.00%, 11/15/2027	176,465
1,587,245		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 2.11%, 2/15/2018	1,586,213
4,118,721		Federal Home Loan Mortgage Corp. REMIC SF1 A3, 2.00%, 12/15/2008	4,113,458
4,269,868		Federal Home Loan Mortgage Corp. Structured Pass Through Securities, Class A1, 1.582%, 9/15/2008	4,213,681
13,937,433		Federal Home Loan Mortgage Corp. Structured Pass Through Securities, Class A3, 2.29%, 6/15/2007	13,892,604
		TOTAL	23,982,421
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal National Mortgage Association--1.6%
$584,069		Federal National Mortgage Association REMIC 2001-33 IC, 6.00%, 10/25/2028	$2,850
16,266,667		Federal National Mortgage Association REMIC 2002-T14 S1, 5.25%, 4/15/2005	387,261
12,225,651		Federal National Mortgage Association REMIC 2003-33 PB, 4.00%, 2/25/2022	12,268,685
9,000,000		Federal National Mortgage Association REMIC 2003-99 TD, 5.00%, 1/25/2024	9,122,940
		TOTAL	21,781,736
		Non-Agency Mortgage--5.2%
1,190,691		Bank of America Mortgage Securities 2003-A, Class 1A1, 3.234%, 2/25/2033	1,191,467
1,257,019	[1]	C-BASS ABS LLC (Series 1999-3), Class B1, 5.954%, 2/3/2029	1,231,878
3,092,013		Countrywide Home Loans 2003-15, Class 1A1, 2.34%, 6/25/2018	3,098,630
4,000,000	[1]	Harwood Street Funding I LLC 2004-1, Class CTFS, 3.77%, 9/20/2009	4,000,000
6,797,167		Impac Secured Assets Common Owner Trust 2004-2, Class A1, 2.03%, 8/25/2034	6,802,129
6,325,884		Master Asset Securitization Trust 2003-8, Class 3A2, 2.24%, 9/25/2033	6,329,806
782,712		Master Asset Securitization Trust 2003-1, Class 2A1, 5.75%, 2/25/2033	782,031
3,949,977		Nomura Asset Acceptance Corp. 2004-AP1, Class A1, 2.040%, 3/25/2034	3,952,782
4,550	[1]	Resecuritization Mortgage Trust 1998-A, Class B3, 8.45%, 10/26/2023	3,488
29,750,000		Residential Asset Securitization Trust 2002-A5, Class AIO, 2.50%, 5/25/2035	71,995
24,250,000		Residential Asset Securitization Trust 2002-A7, Class AIO, 2.50%, 12/25/2004	107,913
2,187,881		Structured Asset Securities Corp. 2003-25XS, Class A2, 2.69%, 8/25/2033	2,185,956
17,770,820		Washington Mutual 2003-AR9, Class A2A, 2.341%, 9/25/2033	17,729,058
7,113,489		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	7,175,722
7,240,999		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.396%, 7/25/2034	7,198,060
9,740,132		Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.745%, 7/25/2034	9,760,684
		TOTAL	71,621,599
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $130,111,561)	117,385,756
Principal Amount or Shares			Value
		U.S. TREASURY--1.5%
		Treasury Securities--1.5%
$19,725,750	[4]	U.S. Treasury Inflation Protected Note, 3.375%, 1/15/2007 (IDENTIFIED COST $20,947,932)	$21,081,895
		MUTUAL FUNDS--17.5% [3]
2,397,599		Federated Mortgage Core Portfolio	24,407,556
212,388,696		Prime Value Obligations Fund, IS Shares	212,388,696
890,391		High Yield Bond Portfolio	6,188,217
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $242,498,519)	242,984,469
		TOTAL INVESTMENTS--101.3% (IDENTIFIED COST $1,419,408,819) [5]	1,406,395,677
		OTHER ASSETS AND LIABILITIES - NET--(1.3)%	(18,369,016)
		TOTAL NET ASSETS--100%	$1,388,026,661

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2004, these securities amounted to $132,974,198 which represents 9.6% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At September 30, 2004, these securities amounted to $72,847,690 which represents 5.2% of total net assets.

3 Affiliated companies.

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

5 The cost of investments for federal tax purposes amounts to $1,420,114,404.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.

The following acronyms are used throughout this portfolio:

ARM	-Adjustable Rate Mortgages
FNMA	-Federal National Mortgage Association
NIM	-Net Interest Margin
OPT	-Option
REITS	-Real Estate Investment Trusts
REMIC	-Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2004

Assets:
Total investments in securities, at value including $242,984,469 of investments in affiliated issuers (Note 5) (identified cost $1,419,408,819)		$1,406,395,677
Cash		7,328,209
Income receivable		8,961,613
Receivable for investments sold		93,516
Receivable for shares sold		2,409,569
TOTAL ASSETS		1,425,188,584
Liabilities:
Payable for investments purchased	$29,224,428
Payable for shares redeemed	5,992,066
Income distribution payable	1,432,015
Payable for distribution services fee (Note 5)	141,219
Payable for shareholder services fee (Note 5)	141,064
Net payable for daily variation margin	42,202
Accrued expenses	188,929
TOTAL LIABILITIES		37,161,923
Net assets for 740,524,677 shares outstanding		$1,388,026,661
Net Assets Consist of:
Paid in capital		$1,481,684,938
Net unrealized depreciation of investments and futures contracts		(13,147,907)
Accumulated net realized loss on investments, options and futures contracts		(80,525,810)
Undistributed net investment income		15,440
TOTAL NET ASSETS		$1,388,026,661
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($699,984,178 ÷ 373,425,455 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$1.87
Offering price per share		$1.87
Redemption proceeds per share		$1.87
Institutional Service Shares:
Net asset value per share ($347,432,960 ÷ 185,366,819 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$1.87
Offering price per share		$1.87
Redemption proceeds per share		$1.87
Class A Shares:
Net asset value per share ($340,609,523 ÷ 181,732,403 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$1.87
Offering price per share (100/98.00 of $1.87) [1]		$1.91
Redemption proceeds per share		$1.87

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2004

Investment Income:
Interest (including income on securities loaned of $16,143)			$48,869,422
Dividends (received from affiliated issuers) (Note 5)			3,955,683
TOTAL INCOME			52,825,105
Expenses:
Investment adviser fee (Note 5)		$9,757,381
Administrative personnel and services fee (Note 5)		1,293,495
Custodian fees		84,056
Transfer and dividend disbursing agent fees and expenses (Note 5)		393,911
Directors'/Trustees' fees		19,391
Auditing fees		17,354
Legal fees		4,882
Portfolio accounting fees (Note 5)		166,220
Distribution services fee--Institutional Service Shares (Note 5)		1,123,480
Distribution services fee--Class A Shares (Note 5)		1,254,411
Shareholder services fee--Institutional Shares (Note 5)		1,896,752
Shareholder services fee--Institutional Service Shares (Note 5)		1,123,480
Shareholder services fee--Class A Shares (Note 5)		1,045,343
Share registration costs		127,054
Printing and postage		103,718
Insurance premiums		18,293
Taxes		223,478
Miscellaneous		9,432
TOTAL EXPENSES		18,662,131
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(6,313,982)
Waiver of administrative personnel and services fee	(55,900)
Waiver of transfer and dividend disbursing agent fees and expenses	(77,303)
Waiver of distribution services fee--Institutional Service Shares	(224,696)
Waiver of shareholder services fee--Institutional Shares	(1,896,752)
TOTAL WAIVERS AND REIMBURSEMENT		(8,568,633)
Net expenses			10,093,498
Net investment income			42,731,607
Realized and Unrealized Gain (Loss) on Investments, Options and Futures Contracts:
Net realized loss on investments and options			(15,149,346)
Net realized loss on futures contracts			(8,623,002)
Net change in unrealized appreciation of investments			(5,138,453)
Net change in unrealized depreciation of futures contracts			5,183,047
Net realized and unrealized loss on investments, options and futures contracts			(23,727,754)
Change in net assets resulting from operations			$19,003,853

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$42,731,607	$57,880,934
Net realized loss on investments, options and futures contracts	(23,772,348)	(25,437,269)
Net change in unrealized appreciation/depreciation of investments and futures contracts	44,594	(6,146,189)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,003,853	26,297,476
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(21,371,761)	(28,889,937)
Institutional Service Shares	(10,612,472)	(22,433,537)
Class A Shares	(9,399,869)	(7,801,559)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(41,384,102)	(59,125,033)
Share Transactions:
Proceeds from sale of shares	1,345,921,286	2,619,338,101
Net asset value of shares issued to shareholders in payment of distributions declared	22,269,647	29,338,144
Cost of shares redeemed	(1,827,234,202)	(2,520,571,575)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(459,043,269)	128,104,670
Change in net assets	(481,423,518)	95,277,113
Net Assets:
Beginning of period	1,869,450,179	1,774,173,066
End of period (including undistributed (distributions in excess of) net investment income of $15,440 and $(1,332,065), respectively)	$1,388,026,661	$1,869,450,179

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2004

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Class A Shares. The investment objective of the Fund is to provide total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed-income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/ Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash, U.S. government securities or other liquid securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended September 30, 2004, the Fund had realized losses of $8,623,002 on future contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities.

At September 30, 2004, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Appreciation (Depreciation)
December 2004	150 U.S. Treasury Note 10-Year Futures	Short	$ (92,578)
December 2004	625 U.S. Treasury Note 5-Year Futures	Short	(195,312)
December 2004	700 U.S. Treasury Note 2-Year Futures	Short	153,125
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(134,765)

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2004, the Fund had no securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
ACAS Business Loan Trust 2003-1A, Class A, 2.361%, 4/20/2014	5/16/2003	$1,211,755
AQ Finance NIM Trust 2002-N6, Class NOTE, 2.49%, 12/25/2007	12/5/2002	265,363
Asset Backed Funding Corp. NIM 2004-OPT 1, Class N1, 4.55%, 11/26/2033	3/26/2004	3,534,666
Bayview Financial Acquisition Trust 1998-1, Class MII1, 7.52%, 5/25/2029	12/8/1998	463,956
Bayview Financial Acquisition Trust 1998-1, Class MII, 2.59%, 5/25/2029	3/12/1999	286,315
Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	5/2/2002	118,774
C-BASS ABS LLC (Series 1999-3), Class B1, 5.954%, 2/3/2029	7/9/1999	950,788
First Franklin NIM Trust 2002-FF2, Class NOTE, 8.11%, 9/25/2032	9/13/2002	196,345
First Franklin NIM Trust 2004-FF1, Class N1, 4.00%, 11/25/2034	3/31/2004	2,794,135
First Franklin NIM Trust 2004-FF7, Class A, 5.00%, 9/27/2034	9/9/2004	6,623,943
First Franklin NIM Trust 2004-FFA, Class A, 5.00%, 3/27/2024	3/11/2004	769,149
First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	6/10/2002 - 3/12/2003	4,435,254
First Tennessee Financial Auto Securitization Trust 2002-A, Class B, 4.05%, 7/15/2008	6/10/2002	346,441
Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	3/22/2002	1,237,567
Harwood Street Funding I LLC 2004-1, Class CTFS, 3.77%, 9/20/2009	9/14/2004	4,000,000
Long Beach Asset Holdings Corp. 2003-2, Class N1, 7.627%, 4/25/2008	4/16/2003	220,438
Long Beach Asset Holdings Corp. 2003-3, Class N1, 7.26%, 7/25/2033	6/13/2003	1,000,466
Long Beach Asset Holdings Corp. 2003-4, Class N1, 6.535%, 8/25/2033	7/31/2003	977,091
Long Beach Asset Holdings Corp. 2004-1, Class N1, 2.040%, 2/25/2009	1/30/2004	13,426,370
Long Beach Asset Holdings Corp. 2004-5, Class A, 5.00%, 9/25/2034	9/15/2004 - 9/17/2004	5,738,198
Long Beach Auto Receivables Trust 2004-A, Class A1, 1.503%, 9/15/2008	2/26/2004	6,968,910
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	108,887
Quest Trust 2004-X1, Class A, 2.17%, 3/25/2034	3/15/2004	10,354,467
Resecuritization Mortgage Trust 1998-A, Class B3, 8.45%, 10/26/2023	2/12/1999	3,907

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended September 30	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	301,123,823	$567,967,989	417,700,349	$799,254,725
Shares issued to shareholders in payment of distributions declared	4,187,086	7,895,708	5,283,544	10,103,274
Shares redeemed	(365,094,240)	(688,673,420)	(449,608,504)	(859,195,430)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(59,783,331)	$(112,809,723)	(26,624,611)	$(49,837,431)

Year Ended September 30	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	138,606,910	$261,740,851	386,043,353	$738,727,237
Shares issued to shareholders in payment of distributions declared	3,440,222	6,491,949	7,088,726	13,561,545
Shares redeemed	(279,876,275)	(528,390,506)	(529,178,017)	(1,011,467,972)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(137,829,143)	$(260,157,706)	(136,045,938)	$(259,179,190)

	Year Ended 9/30/2004		Period Ended 9/30/2003 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	273,266,033	$516,212,446	565,297,275	$1,081,356,139
Shares issued to shareholders in payment of distributions declared	4,178,438	7,881,990	2,974,116	5,673,325
Shares redeemed	(323,266,319)	(610,170,276)	(340,717,140)	(649,908,173)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(45,821,848)	$(86,075,840)	227,554,251	$437,121,291
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(243,434,322)	$(459,043,269)	64,883,702	$128,104,670

1 Reflects operations for the period from October 11, 2002 (date of initial public investment) to September 30, 2003.

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2004 and 2003, was as follows:

	2004	2003
Ordinary income [1]	$41,384,102	$59,125,033

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,447,455
Unrealized appreciation/depreciation	$13,718,727
Capital loss carryforward	$59,151,214

At September 30, 2004, the cost of investments for federal tax purposes was $1,420,114,404. The net unrealized depreciation of investments for federal tax purposes was $13,718,727. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,524,871 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,243,598.

At September 30, 2004, the Fund had a capital loss carryforward of $59,151,214 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 1,707,405
2010	$ 7,077,772
2011	$ 36,010,762
2012	$ 14,355,275

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2004, for federal income tax purposes, post-October losses of $20,803,779 were deferred to October 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Prime Value Obligations Fund	$2,271,244
High-Yield Bond Portfolio	$511,769
Federated Mortgage Core Portfolio	$1,172,670

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended September 30, 2004, the fees paid to FAS and FServ were $1,117,913 and $119,682, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the fiscal year ended September 30, 2004, FSC retained $368 in sales charges from the sale of Class A Shares. See "What do Shares Cost?" in the prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, and Class A Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $245,364, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $27,310, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended September 30, 2004, were as follows:

Purchases	$485,352,995
Sales	$731,932,524

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

The fund did not designate any long-term capital gain dividends for the year ended September 30, 2004.

Report Of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED ULTRASHORT BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Ultrashort Bond Fund (the "Fund") as of September 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended September 30, 2004 and 2003 and the financial highlights for each of the years in the five-year period ended September 30, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Ultrashort Bond Fund as of September 30, 2004, and the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 19, 2004

Board of Directors and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises four portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1993	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable, fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428Q879
Cusip 31428Q606

29540 (11/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers") that applies to the registrant's Principal
Executive Officer and Principal Financial Officer; the registrant's Principal Financial
Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for
Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit Committee is an
"audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:
Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield,
Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $61,931

                  Fiscal year ended 2003 - $50,500

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $2,708

                  Fiscal year ended 2003 - $2,109

                  Transfer Agent Service Auditors Report

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $83,809 and $16,493 respectively.  Fiscal year ended 2004 - Attestation services relating to the review of fund share transactions, Transfer Agent Service Auditors report and fees for review of N-14 merger documents.  Fiscal year ended 2003 - Design of Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $65,000 and $140,000 respectively.

      Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $125,143 and $38,999 respectively.  Fiscal year ended 2004 - Consultation regarding information requests by regulatory agencies and executive compensation analysis.  Fiscal year ended 2003 - Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the
Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its Chairman.  The
Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the
Audit Committee, the Audit Committee may grant general pre-approval for other Audit
Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit
Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and
(3)   Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit
                  Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the
Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the
SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA
(g)
(h)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2004 - $363,855

                  Fiscal year ended 2003 - $246,577

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
            Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and
            Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act)
are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form
N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Total Return Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        November 24, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        November 24, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        November 24, 2004